Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

SHORT–TERM BOND FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks to provide current income.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed–income mutual fund.

Main Strategies and Risks

The Fund invests primarily in short–term fixed–income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar–weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect the judgment of PGI regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service or Moody’s Investors Service, Inc. or, if unrated, in the opinion of PGI of comparable quality; and
  mortgage–backed securities representing an interest in a pool of mortgage loans.

The Fund may invest up to 15% of its assets in below–investment–grade fixed–income securities (“junk bonds”) and lend its portfolio securities to brokers, dealers and other financial institutions. Fixed–income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month–end, were as follows (all ratings are by Moody’s):

64.12% in securities rated Aaa	17.55% in securities rated Baa	0.03% in securities rated Caa
5.29% in securities rated Aa	3.59% in securities rated Ba	0.00% in securities rated Ca
7.30% in securities rated A	2.11% in securities rated B	0.01% in securities rated C

The above percentage for Caa rated securities include unrated securities in the amount of 0.01% which have been determined by PGI to be of comparable quality.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

High Yield Securities Risk. Fixed–income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed–income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed–income securities. High yield securities are considered speculative by the major credit rating agencies.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed–income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk. Mortgage–backed and asset–backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Real Estate Securities Risk. Real estate investment trusts (“REITs”) or other real estate–related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

  may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  are subject to cash flow dependency and defaults by borrowers; and
  could fail to qualify for tax–free pass–through of income under the Internal Revenue Code.

REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed–income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed–income securities. Like other fixed–income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund’s securities do not affect interest income on securities already held by the fund but are reflected in the fund’s price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short–term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage–backed securities issued by government–sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q3 ‘	01	3.72%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘	04	–1.15%

The year–to–date return as of September 30, 2008 for Class R–3 is -5.85%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-5.66	0.67	2.63
Lehman Brothers Government/Credit 1–3 Index(1)	4.45	3.30	4.39
Lehman Brothers Mutual Fund 1–5 Government/Credit Index	7.35	3.74	4.69
Morningstar Short–Term Bond Category Average	-1.62	1.67	3.04
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

(1)	This index is now the benchmark against which the Fund measures its performance. Principal and portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.40%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	0.98%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15
Reverse Repurchase Agreement Interest Expense	0.23

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$100	$312	$542	$1,201

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Zeid Ayer, Ph.D., CFA. Mr. Ayer is a portfolio manager at PGI. He is a co–manager of the ultra short and short–term bond portfolios. He is also head of the Structured Debt group that covers asset–backed securities (ABS) and nonagency mortgage–backed securities (MBS). He joined PGI in 2001 and is the primary analyst responsible for mortgage–related ABS and non–agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master’s in Computational Finance from Carnegie Mellon University and a Bachelor’s degree in Physics from St. Xavier’s College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.

Craig Dawson, CFA. Mr. Dawson is a portfolio manager at PGI. He is co–manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor’s degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 191-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

BOND & MORTGAGE SECURITIES FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’ prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks to provide current income.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed–income mutual fund.

Main Strategies and Risks

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed–income or debt securities rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  mortgage–backed securities representing an interest in a pool of mortgage loans;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top four categories by S&P or Moody’s or, if not rated, in the opinion of PGI of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non–convertible; or
  securities rated less than the four highest grades of S&P or Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) but not lower than CCC–(S&P) or Caa3 (Moody’s).

The Fund may lend its portfolio securities to brokers, dealers and other financial institutions. PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

The Fund may actively trade securities in an attempt to achieve its investment objective.

During with the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets on market value at each month–end, were as follows (all ratings are by Moody’s):

65.64% in securities rated Aaa	13.10% in securities rated Baa	0.22% in securities rated Caa
4.50% in securities rated Aa	4.40% in securities rated Ba	0.07% in securities rated Ca
7.94% in securities rated A	4.12% in securities rated B	0.01% in securities rated C

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

High Yield Securities Risk. Fixed–income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed–income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed–income securities. High yield securities are considered speculative by the major credit rating agencies.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Municipal Securities Risk. Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state’s tax authority) to be taxable, in which event the value of such funds’ investments would likely decline.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed–income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk. Mortgage–backed and asset–backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

Bond & Mortgage Securities	18.44%	27.37%	12.86%	2.88%	0.50%	9.62%	71.67%

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed–income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed–income securities. Like other fixed–income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund’s securities do not affect interest income on securities already held by the fund but are reflected in the fund’s price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short–term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage–backed securities issued by government–sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q3 ‘	01	4.07%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘	04	–2.45%

The year–to–date return as of September 30, 2008 for Class R–3 is -9.12%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-8.60	0.64	2.90
Lehman Brothers Aggregate Bond Index	3.65	3.78	5.32
Morningstar Intermediate–Term Bond Category Average	-2.45	2.15	3.88
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 shares were first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees		0.52%
12b–1 Fees		0.25
Other Expenses*		0.32

	Total Annual Fund Operating Expenses	1.09%
*Other Expenses which include:
Service Fee		0.17%
Administrative Service Fee		0.15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$111	$347	$601	$1,329

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life. PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

William C. Armstrong, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi–sector portfolios that invest in corporate bonds, mortgage–backed securities, commercial mortgage–backed securities, asset–backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master’s degree from the University of Iowa and a Bachelor’s degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick, CFA. Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi–sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor’s degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 192-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MONEY MARKET FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Investor Profile: The Fund may be an appropriate investment for investors seeking monthly dividends without incurring much principal risk.

Main Strategies and Risks

The Fund invests its assets in a portfolio of high quality, short–term money market instruments. The investments are U.S. dollar denominated securities which PGI believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:

  to take advantage of market variations;
  to generate cash to cover sales of Fund shares by its shareholders; or
  upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event. The Fund does have an ability to borrow money to cover the redemption of Fund shares.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:

securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;

securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;

bank obligations including:

certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank; or,

bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.

commercial paper which is short–term promissory notes issued by U.S. or foreign corporations primarily to finance short–term credit needs;

corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;

repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week) but may also have a longer maturity; and

taxable municipal obligations which are short–term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub–Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit–quality analysis and tests of financial strength as an issuer of domestic securities.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Eurodollar and Yankee Obligations Risk. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar–denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Municipal Securities Risk. Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state's tax authority) to be taxable, in which event the value of such funds’ investments would likely decline.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage–backed securities issued by government–sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q1 ‘	01	1.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	03 and Q2 ‘04	–0.03%
The year–to–date return as of September 30, 2008 for Class R–3 is 1.71%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year		Past 5 Years	Life of Fund*

Class R–3		2.78	2.62	2.31
Lehman Brothers U.S. Treasury Bellwethers 3 Month Index		3.07	3.30	3.05
Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000). Call the Principal Funds at 1–800–547–7754 to get the current 7–day yield for the Money Market Fund.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees		0.38%
12b–1 Fees		0.25
Other Expenses*		0.33

	Total Annual Fund Operating Expenses	0.96%
*Other Expenses which include:
Service Fee		0.17%
Administrative Service Fee		0.15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$98	$306	$531	$1,178

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Tracy Reeg. Ms. Reeg is a portfolio manager at PGI. She is involved in the portfolio management of money market portfolios. She joined the firm in 1993 and began trading and portfolio management duties in 2000. Ms. Reeg earned a Bachelor’s degree in Finance from the University of Northern Iowa. She is a member of the Life Office Management Association (LOMA) and is a Fellow of the Life Management Institute (FLMI).

Alice Robertson. Ms. Robertson is a trader for PGI on the corporate fixed–income trading desk. She joined the Principal Financial Group in 1990 as a credit analyst and moved to her current position in 1993. Previously, Ms. Robertson was an assistant vice president/commercial paper analyst with Duff & Phelps Credit Company. Ms. Robertson earned her Master’s degree in Finance and Marketing from DePaul University and her Bachelor’s degree in Economics from Northwestern University.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 193-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

HIGH QUALITY INTERMEDIATE–TERM BOND FUND PROFILE

 Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks to provide current income.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed–income mutual fund.

Main Strategies and Risks

The Fund invests primarily in intermediate term fixed–income securities rated A or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar–weighted effective maturity of greater than three and less than ten years. In determining the average effective maturity of the Fund's assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI’s judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, the Fund invests at least 80% of its assets in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  mortgage–backed securities representing an interest in a pool of mortgage loans;
  debt securities and taxable municipal bonds rated, at the time of purchase, in one of the top three categories by S&P or Moody’s or, if not rated, in PGI's opinion, of comparable quality; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund’s assets may be invested in:

  common stock and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non–convertible; or
  securities rated less than the three highest grades of S&P or Moody’s but not lower than BBB– (S&P) or Baa3 (Moody's) (i.e. less than investment grade).

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor's or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed–income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk. Mortgage–backed and asset–backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage–backed securities issued by government–sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q3 ‘	02	4.47%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘	04	–2.38%

The year–to–date return as of September 30, 2008 for Class R–3 is -9.21%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-8.75	0.48	2.88
Lehman Brothers Aggregate Bond Index	3.65	3.78	5.32
Morningstar Intermediate–Term Bond Category Average	-2.45	2.15	3.88
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.40%
12b–1 Fees	0.25
Other Expenses*	0.34

Total Annual Fund Operating Expenses(1)	0.99%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$101	$315	$547	$1,213

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

William C. Armstrong, CFA. Mr. Armstrong is a portfolio manager for PGI. He manages multi–sector portfolios that invest in corporate bonds, mortgage–backed securities, commercial mortgage–backed securities, asset–backed securities, sovereigns, and agencies. He joined the firm in 1992. Previously he served as a commissioned bank examiner at Federal Deposit Insurance Commission. He earned a Master’s degree from the University of Iowa and a Bachelor’s degree from Kearney State College. He has earned the right to use the Chartered Financial Analyst designation.

Timothy R. Warrick, CFA. Mr. Warrick is a portfolio manager at PGI with responsibility for the corporate and U.S. multi–sector portfolios. He also serves as portfolio management team leader with responsibility for overseeing portfolio management function for all total return fixed income products. Prior to his portfolio management responsibilities with the firm, Mr. Warrick was a fixed income credit analyst and extensively involved in product development. He joined the firm in 1990. He received an MBA in Finance from Drake University and a Bachelor’s degree in Accounting and Economics from Simpson College. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 195-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

LARGECAP BLEND FUND I PROFILE

(formerly known as Partners LargeCap Blend Fund I)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Goldman Sachs Asset Management, L.P. (“GSAM”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap and blue chip equity investments representing all major sectors of the U.S. economy. Under normal market conditions, the Fund invests at least 80% of its assets (not including securities lending collateral and any investment of that collateral) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of December 31, 2007, the range was between approximately $0.7 billion and $511.9 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company's publicly–issued securities. Up to 25% of Fund assets may be invested in foreign securities.

GSAM seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

LargeCap Blend Fund I	9.82%	23.27%	21.50%	11.34%	4.68%	1.44%	72.05%

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

GSAM became Sub–Advisor to the Fund on December 16, 2002.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	14.34%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–17.58%

The year–to–date return as of September 30, 2008 for Class R–3 is -19.42%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-23.25	3.96	-2.30
Standard & Poor's 500 Index	-21.98	5.17	0.17
Morningstar Large Blend Category Average	-22.45	4.84	-0.61
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees		0.44%
12b-1 Fees		0.25
Other Expenses*		0.32

	Total Annual Fund Operating Expenses	1.01%
*Other Expenses which include:
Service Fee		0.17%
Administrative Service Fee		0.15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$103	$322	$558	$1,236

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

The Manager has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). GSAM’s principal office is located at 32 Old Slip, New York, NY 10005.

The day–to–day portfolio management is shared by two or more portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Andrew Alford. Mr. Alford is a Managing Director and Senior Portfolio Manager at GSAM. Mr. Alford joined the Investment Adviser as a researcher in 1998 and has taken on portfolio management responsibilities for the long–only Structured Funds in 2007.

Mark Carhart. Mr. Carhart is a Co–Chief Investment Officer and a Managing Director at GSAM. Mr. Carhart joined the Investment Adviser in 1997 within the Quantitative Investment Strategies group and has taken on portfolio management responsibilities for the Structured Funds in 2007.

Robert C. Jones, CFA. Mr. Jones is the Chief Investment Officer and a senior portfolio manager for the GQE group. He brings 20 years of investment experience to his work in managing the GQE group. Mr. Jones joined GSAM as a portfolio manager in 1989. He earned an MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 198-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

LARGECAP GROWTH FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Columbus Circle Investors (“CCI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of December 31, 2007 this range was between approximately $0.6 billion and $527.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. To meet its investment objective, the Fund may invest in initial public offerings.

CCI uses a bottom–up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

LargeCap Growth Fund	1.75%	4.25%	4.38%	2.37%	1.07%	0.26%	14.08%

The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2007.

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

LargeCap Growth Fund	21.00%	1.88%	21.67%	1.52%	15.03%	61.10%

CCI became the Fund’s Sub–Advisor on January 5, 2005.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	01	13.65%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘	01	–23.34%

The year–to–date return as of September 30, 2008 for Class R–3 is -23.18%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years		Life of Fund*

Class R–3	-20.27	6.44	(1)	-2.82	(1)
Russell 1000 Growth Index	-20.88	3.74		-2.68
Morningstar Large Growth Category Average	-23.22	3.96		-3.15
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

(1)	During 2003, the Fund processed a significant (relative to the net assets of the Class R–3) “As of” transaction that resulted in a gain to the remaining shareholders of the Class R–3. Had this gain not been recognized, the total return shown would have been lower.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.62%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.20%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1) Expense information has been restated to reflect current fees. Effective January 16, 2007, the fund's management fees were increased.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$122	$381	$660	$1,455

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Anthony Rizza, CFA. Mr. Rizza, portfolio manager, joined CCI in 1991. He received a BS in Business from the University of Connecticut. Mr. Rizza has earned the right to use the Chartered Financial Analyst designation and is a member of the Hartford Society of Security Analysts.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 199-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

LARGECAP S&P 500 INDEX FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. PGI attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2007, the market capitalization range of the Index was between approximately $0.7 billion and $511.9 billion. Over the long–term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P 500. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long–term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

NOTE:

Standard & Poor’s 500" and “S&P 500® “ are trademarks of The McGraw–Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	14.95%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–17.35%

The year–to–date return as of September 30, 2008 for Class R–3 is -19.69%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-22.53	4.38	-0.89
Standard & Poor's 500 Index	-21.98	5.17	0.17
Morningstar Large Blend Category Average	-22.45	4.84	-0.61
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.15%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	0.73%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$75	$233	$406	$906

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Scott W. Smith. Mr. Smith is a research analyst and portfolio manager at Principal Global Investors. He is an analyst within the firm’s asset allocation and structured investments group. He also provides research assistance to various business units within Principal Global Investors. Mr. Smith joined the firm in 1999. He received a bachelor’s degree in finance from Iowa State University.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 200-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

LARGECAP VALUE FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

The Fund invests primarily in common stock and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of December 31, 2007 ranged between approximately $0.5 billion and $527.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

The Fund invests in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends. The selection process focuses on four key elements:

  determination that a stock is selling below its fair market value;
  early recognition of changes in a company's underlying fundamentals;
  evaluation of the sustainability of fundamental changes; and
  monitoring a stock's behavior in the market to assess the timeliness of the investment.

The equity investment philosophy of PGI, the Sub–Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research–driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over– and/or under–weight sectors and industries differently from the benchmark.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund's use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

LargeCap Value Fund	5.26%	12.97%	13.59%	7.58%	3.34%	1.00%	43.74%

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	15.20%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–15.15%

The year–to–date return as of September 30, 2008 for Class R–3 is -17.59%

Average Annual Total Returns (%)
For the period ended September 30, 200	Past 1 Year	Past 5 Years	Life of Fund*

Class R-3	-21.87	5.45	2.37
Russell 1000 Value Index	-23.56	7.12	3.24
Morningstar Large Value Category Average	-23.87	5.56	1.64
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees		0.44%
12b–1 Fees		0.25
Other Expenses*		0.32

	Total Annual Fund Operating Expenses	1.01%
*Other Expenses which include:
Service Fee		0.17%
Administrative Service Fee		0.15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$103	$322	$558	$1,236

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Arild Holm, CFA. Mr. Holm is a portfolio manager at PGI. He specializes in the management of large cap value portfolios and also provides analyst coverage of domestic energy companies. Before joining Principal in 2002, Mr. Holm was an investment officer with the University of California. Previously, he spent five years with the Colorado Public Employees’ Retirement Association (PERA) as an energy portfolio manager and three years as an oil and gas analyst with Hanifen, Imhoff, Inc. Mr. Holm earned an MBA in Finance from the University of Colorado and a Bachelor’s degree in Management Sciences from the University of Manchester Institute of Science and Technology (England). He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

John Pihlblad, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI’s Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co–founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 201-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MIDCAP S&P 400 INDEX FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor’s (“S&P”) MidCap 400 Index. The Sub–Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P MidCap 400. The S&P MidCap 400 is an unmanaged index of 400 common stocks of medium sized U.S. (and some Canadian) companies. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2007, the market capitalization range of the Index was between approximately $0.3 billion and $12.4 billion. Over the long–term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P MidCap 400. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P MidCap 400. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long–term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P MidCap 400 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P MidCap 400, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P MidCap 400 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P MidCap 400 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

NOTE: “Standard & Poor’s MidCap 400" and “S&P MidCap 400" are trademarks of The McGraw–Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	01	17.62%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–16.80%

The year–to–date return as of September 30, 2008 for Class R–3 is -14.69%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-17.11	7.86	5.26
S&P 400 MidCap Stock Index	-16.68	8.65	5.74
Morningstar Mid–Cap Blend Category Average	-21.78	6.81	3.70
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.15%
12b–1 Fees	0.25
Other Expenses*	0.34

Total Annual Fund Operating Expenses(1)	0.74%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$76	$237	$411	$918

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Scott W. Smith. Mr. Smith is a research analyst and portfolio manager at Principal Global Investors. He is an analyst within the firm’s asset allocation and structured investments group. He also provides research assistance to various business units within Principal Global Investors. Mr. Smith joined the firm in 1999. He received a bachelor’s degree in finance from Iowa State University.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 202-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MIDCAP VALUE FUND III PROFILE

(formerly known as MidCap Value Fund)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”) and Barrow, Hanley, Mewhinney & Strauss, Inc. (“BHMS”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the potential for short–term fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of December 31, 2007, this range was between approximately $0.5 billion and $42.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The portion of Fund assets managed by PGI is invested in stocks that, in the opinion of PGI, are undervalued in the marketplace at the time of purchase. This value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields. The Fund’s investments are selected primarily on the basis of fundamental security analysis, focusing on the company’s financial stability, sales, earnings, dividend trends, return on equity and industry trends. The Fund often invests in stocks considered temporarily out of favor. Investors often over react to bad news and do not respond quickly to good news. This results in undervalued stocks of the type held by this Fund.

The equity investment philosophy of PGI, the Sub–Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research–driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over– and/or under–weight sectors and industries differently from the benchmark.

The BHMS investment strategy emphasizes low P/E ratios, low price to book ratios and high dividend yields, which should offer protection in a declining market environment. In a rising market environment, BHMS expects these securities to benefit from growth in profitability and earnings. The firm conducts its own market research and believes that individual stock selection is more important than sector weightings. BHMS normally does not time the market for short–term gains.

Principal determines the portion of the Fund’s assets to be managed by the Sub–Advisors and may, from time to time, reallocate Fund assets among the Sub–Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub–Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub–Advisor’s firm or investment professionals, or changes in the number of Sub–Advisors. Ordinarily, reallocations of fund assets among Sub–Advisors will generally occur as a Sub–Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub–Advisors.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

PGI has been the Fund’s Sub–Advisor since December 6, 2000. BHMS was added as an additional Sub–Advisor on July 13, 2005.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	14.79%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–12.75%

The year–to–date return as of September 30, 2008 for Class R–3 is -18.14%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-22.02	6.45	5.74
Russell Midcap Value Index	-20.50	9.97	7.74
Morningstar Mid–Cap Value Category Average	-21.33	7.39	5.45
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.65%
12b–1 Fees	0.25
Other Expenses*	0.34

Total Annual Fund Operating Expenses(1)	1.24%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares

	1	3	5	10

Class R–3	$126	$393	$681	$1,500

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY-TO-DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Barrow, Hanley, Mewhinney & Strauss (“BHMS”) is an investment advisory firm that was founded in 1979. It is registered as an investment adviser under the Investment Advisers Act of 1940. BHMS manages investments for institutional investors. It is a wholly owned subsidiary of Old Mutual Asset Management (US), which is a wholly owned subsidiary of Old Mutual plc. BHMS’s address is 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

James P. Barrow. During Mr. Barrow’s investment career, he has worked as a securities analyst and portfolio manager for several major institutions including Citizens & Southern Bank of South Carolina, Atlantic Richfield and Reliance Insurance. In 1973, he joined Republic National Bank of Dallas as a portfolio manager, where he worked with Tim Hanley and John Strauss. He later was placed in charge of the Employee Benefit Portfolio Group and was a member of the Trust Investment Committee until the founding of BHMS in 1979. Mr. Barrow is the lead portfolio manager for the Vanguard Windsor II and Selected Value Funds. He earned a BS from the University of South Carolina.

Mark Giambrone, CPA. Mr. Giambrone joined BHMS in December 1998 and became a principal in 2000. Prior to joining BHMS, Mr. Giambrone served as a portfolio consultant at HOLT Value Associates. During his career, he has also served as a senior auditor/tax specialist for KPMG Peat Marwick and Ernst & Young Kenneth Leventhal. Mr. Giambrone is a member of the American Institute of Certified Public Accountants. He graduated summa cum laude from Indiana University with a BS in Accounting, and earned an MBA from the University of Chicago.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. In each such case, except where noted below, the portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Stephen B. Musser, CFA. Mr. Musser is a portfolio manager at PGI. He specializes in the management of mid cap value portfolios and also provides analyst coverage of companies in the financial services industry. Mr. Musser joined the firm in 2001. Previously, he was an analyst for A.G. Edwards & Sons. He earned an MBA in Finance and a Bachelor’s degree in Economics from the University of Missouri. He has earned the right to use the Chartered Financial Analyst designation

Jeffrey A. Schwarte, CFA, CPA. Mr. Schwarte is a portfolio manager at PGI. He manages the large–cap core portfolios and is co–portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 203-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

LARGECAP BLEND FUND II PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in an aggressively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of December 31, 2007 this range was between approximately $0.7 billion and $511.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Fund will generally remain fully invested (less than 5% cash reserves) and will have approximately the same industry weightings as compared to the S&P 500 Index. While the majority of assets will be invested in large–capitalization U.S. common stocks, small– and mid–capitalization stocks and foreign stocks (up to 25% of total assets) may also be purchased in keeping with Fund objectives. Securities may be sold for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

The market capitalization of companies in the Fund’s portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase a stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. In addition, the Fund has the ability to purchase stocks whose market capitalization falls below the range of companies in the S&P 500 Index.

T. Rowe Price uses a disciplined portfolio construction process whereby it weights each sector approximately the same as the S&P 500 Index. Individual holdings within each sector, and their weights within the portfolio, can vary substantially from the S&P 500 Index. T. Rowe Price generally purchases for the Fund securities issued by companies in the S&P 500 Index, and therefore, its stock selection process will result in the purchase of both growth and value stocks.

A team of T. Rowe Price equity analysts is directly responsible for selecting stocks for the Fund. Analysts select stocks from the industries they cover based on rigorous fundamental analysis that assesses the quality of the business franchise, earnings growth potential for the company, and stock valuation. The Fund seeks to take full advantage of the analysts’ focused expertise in their industries. A team of portfolio managers supervises the analysts and has the responsibility for the overall structure of the Fund and coordinating Fund investments. They also oversee the quantitative analysis that helps the analysts manage their industry–specific portfolios.

In pursuing its investment objective, the Fund’s management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing fund overall exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

T.Rowe Price became Sub–Advisor to the Fund effective March 9, 2004.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	14.10%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–15.47%

The year–to–date return as of September 30, 2008 for Class R–3 is -18.96%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-22.12	4.64	1.05
Standard & Poor’s 500 Index	-21.98	5.17	0.17
Morningstar Large Blend Category Average	-22.45	4.84	-0.61
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 was first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.74%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.32%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$134	$418	$723	$1,590

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Anna M. Dopkin, CFA. Ms. Dopkin serves as Chairman of the Investment Advisory Committee for the Fund. Ms. Dopkin is a Vice President of T. Rowe Price Group, Inc. and T. Rowe Price, Co–Director of U.S. Equity Research, and a member of the firm’s Equity Steering Committee. Prior to joining T. Rowe Price in 1996, she worked at Goldman Sachs in its Mortgage Securities Department in New York and London. Ms. Dopkin earned a B.S., magna cum laude, from The Wharton School of the University of Pennsylvania. She has earned the right to use the Chartered Financial Analyst designation.

Ms. Dopkin serves as a portfolio coordinator for the Fund. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter–analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the Fund.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 204-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

LARGECAP GROWTH FUND I PROFILE

(formerly known as Partners LargeCap Growth Fund I)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund seeks to maximize long–term capital appreciation by investing primarily in growth–oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index (as of December 31, 2007, this range was between approximately $0.6 billion and $527.8 billion) at the time of purchase. The Fund’s investments in foreign companies will be limited to 25% of its total assets. The Fund may also purchase futures and options, in keeping with Fund objectives.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range.

T. Rowe Price generally looks for companies with an above–average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment objective, T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when T. Rowe Price believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. The Fund may actively trade securities in an attempt to achieve its investment objective.

Futures and options contracts may be bought or sold for any number of reasons, including: to manage exposure to changes in interest rates and foreign currencies; as an efficient means of increasing or decreasing overall fund exposure to a specific part or broad segment of the U.S. or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Call or put options may be purchased or sold on securities, financial indices and foreign currencies.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

LargeCap Growth Fund I	4.08%	10.94%	10.76%	6.32%	2.76%	0.49%	35.35%

T.Rowe Price became the Sub–Advisor to the Fund on August 24, 2004.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	01	12.69%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘	01	–18.23%

The year–to–date return as of September 30, 2008 for Class R–3 is -23.52%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-26.56	2.10	-3.97
Russell 1000 Growth Index	-20.88	3.74	-2.68
Morningstar Large Growth Category Average	-23.22	3.96	-3.15
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 s was first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees		0.73%
12b–1 Fees		0.25
Other Expenses*		0.32

	Total Annual Fund Operating Expenses	1.30%
*Other Expenses which include:
Service Fee		0.17%
Administrative Service Fee		0.15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$132	$412	$713	$1,568

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), a wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 69 years of investment management experience. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Robert W. Sharps, CFA, CPA. Mr. Sharps is a Vice President of T. Rowe Price Group, Inc., and T. Rowe Price. He is also the lead Portfolio Manager with the Large–Cap Growth Strategy Team in the Equity Division and a member of the Equity Steering Committee. Prior to joining the firm in 1997, Mr. Sharps was a Senior Consultant at KPMG Peat Marwick. He earned a BS, summa cum laude, in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 208-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

LARGECAP GROWTH FUND II PROFILE

(formerly known as Partners LargeCap Growth Fund II)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): American Century Investment Management, Inc. (“American Century”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of December 31, 2007, the range was between approximately $0.6 billion and $527.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

American Century selects stocks of larger–sized companies it believes will increase in value over time using a growth investment strategy it developed. In implementing this strategy, American Century uses a bottom–up approach to stock selection. This means that American Century makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the Fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping identify signs of business improvement, could include accelerating earnings or revenue growth rates such as increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

Although American Century intends to invest the Fund’s assets primarily in U.S. stocks, the Fund may invest up to 25% of its assets in securities of foreign companies. Most of the Fund's foreign investments are in companies located and doing business in developed countries.

American Century does not attempt to time the market. Instead, under normal market conditions, it intends to keep the Fund essentially fully invested in stocks regardless of the movement of stock prices generally. When American Century believes it is prudent, the Fund may invest a portion of its assets in debt securities, options, preferred stock and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. Futures contracts, a type of derivative security, can help the Fund's cash assets remain liquid while performing more like stocks. In addition, up to 25% of Fund assets may be invested in foreign securities.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund's investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

American Century has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	01	14.43%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘	01	–19.62%

The year–to–date return as of September 30, 2008 for Class R–3 is -19.77%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-18.44	4.79	-2.63
Russell 1000 Growth Index	-20.88	3.74	-2.68
Morningstar Large Growth Category Average	-23.22	3.96	-3.15
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 was first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.94%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.52%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Effective October 31, 2007, the Fund's management fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$155	$480	$829	$1,813

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”) was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

E.A. Prescott LeGard, CFA. Mr. LeGard is a Vice President and Portfolio Manager for American Century. Mr. LeGard joined the company in 1999. Before joining the company, he was an Equity Analyst for USAA Investment Management where he analyzed technology companies. He has worked in the investment industry since 1993. Mr. LeGard holds a BA degree in Economics from DePauw University. He has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams, CFA. Mr. Woodhams is a Vice President and Senior Portfolio Manager for American Century. Mr. Woodhams has worked in the financial industry since 1992 and joined American Century in 1997. Previously, he was Vice President and Director of Equity Research at Texas Commerce Bank. Mr. Woodhams holds a Bachelor’s degree in Economics from Rice University and a Master’s degree in Economics from the University of Wisconsin at Madison. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 269-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

LARGECAP VALUE FUND III PROFILE

(formerly known as Partners LargeCap Value Fund)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): AllianceBernstein L.P. (“AllianceBernstein”) and Westwood Management Corp. (“Westwood”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

Under normal market conditions, the Fund generally invests at least 80% of its assets in companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2007, this range was between approximately $0.5 billion and $527.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The fund may invest up to 25% of its assets in securities of foreign companies.

AllianceBernstein invests primarily in undervalued equity securities of companies that it believes offer above–average potential for growth in future earnings. AllianceBernstein employs an investment strategy generally described as “value” investing. The firm seeks securities that exhibit low financial ratios, can be acquired for less than what AllianceBernstein believes is the issuer's intrinsic value, or whose price appears attractive relative to the value of the dividends expected to be paid by the issuer in the future.

Value–oriented investing entails adhering to a strong “sell discipline” that generally requires the sale of securities that have reached their intrinsic value or a target financial ratio. Value–oriented investments may include securities of companies in cyclical industries during periods when such securities appear to AllianceBernstein to have strong potential for capital appreciation or securities of “special situation” companies. A special situation company is one that AllianceBernstein believes has potential for significant future earnings growth but has not performed well in the recent past. These situations include companies with management changes, corporate or asset restructuring or significantly undervalued assets. For AllianceBernstein, identifying special situation companies and establishing an issuer's intrinsic value involves fundamental research about such companies and issuers.

The equity securities in which Westwood invests will be primarily common stocks, but may also include shares of large–cap stocks of exchange–traded funds (“ETFs”), real estate investment trusts (“REITs”), royalty trusts, and master limited partnerships (“MLPs”). Westwood will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts (“ADRs”).

Westwood invests in approximately 40–60 securities with attractive valuations. In selecting investments for the Fund, Westwood utilizes a value style of investing in which it chooses common stocks that it believes are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood has disciplines in place that serve as sell signals, such as a security reaching a predetermined price target or a change to a company’s fundamentals that negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Fund's target capitalization range.

Principal determines the portion of the Fund’s assets to be managed by the Sub–Advisors and may, from time–to–time, reallocate Fund assets among the Sub–Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub–Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub–Advisor’s firm or investment professionals, or changes in the number of Sub–Advisors. Ordinarily, reallocations of fund assets among Sub–Advisors will generally occur as a Sub–Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times, existing Fund assets may be reallocated among Sub–Advisors.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Exchange–Traded Funds (“ETFs”) Risk. To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Master Limited Partnership (“MLP”) Risk. MLPs are limited partnerships in which the ownership units are publicly traded. MLP units are registered with the U.S. Securities and Exchange Commission (the “SEC”) and are freely traded on a securities exchange or in the over–the–counter market. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries, but they also may finance research and development and other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. In addition, MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Real Estate Securities Risk. Real estate investment trusts (“REITs”) or other real estate–related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

  may not be diversified with regard to the types of tenants (thus subject to business developments of the tenants(s));
  may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  are subject to cash flow dependency and defaults by borrowers; and
  could fail to qualify for tax–free pass–through of income under the Internal Revenue Code.

REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Royalty Trust Risk. A Fund may invest in royalty trusts, which are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields. The Fund’s investment in royalty trusts may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the royalty trusts’ operating expenses, in addition to paying Fund expenses.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

LargeCap Value Fund III	1.59%	4.10%	3.98%	2.33%	1.02%	0.34%	13.36%

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

AllianceBernstein has been the Fund’s Sub–Advisor since December 6, 2000. Westwood has been a subadvisor to the Fund since July 15, 2008.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	15.57%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–18.58%

The year–to–date return as of September 30, 2008 for Class R–3 is -24.95%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-31.04	3.05	3.03
Russell 1000 Value Index	-23.56	7.12	3.24
Morningstar Large Value Category Average	-23.87	5.56	1.64
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 was first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees		0.76%
12b–1 Fees		0.25
Other Expenses*		0.32

	Total Annual Fund Operating Expenses	1.33%
*Other Expenses which include:
Service Fee		0.17%
Administrative Service Fee		0.15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$135	$421	$729	$1,601

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY-TO-DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

The management of and investment decisions for the LargeCap Value Fund III’s, portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser’s large internal research staff. No one person is principally responsible for making recommendations for the Fund’s portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day–to–day management of the Fund’s portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

Marilyn G. Fedak, CFA. Ms. Fedak joined AllianceBernstein in 1984 as a senior portfolio manager. An Executive Vice President of AllianceBernstein since 2000, she is Head of Global Value Equities and chair of the US Large Cap Value Equity Investment Policy Group. Ms. Fedak serves on AllianceBernstein’s Management Executive Committee and is also a Director of SCB Inc. She earned a BA from Smith College and an MBA from Harvard University. She has also earned the right to use the Chartered Financial Analyst designation.

John Mahedy, CPA. Mr. Mahedy was named Co CIO US Value equities in 2003. He continues to serve as director of research US Value Equities, a position he has held since 2001. Previously, Mr. Mahedy was a senior research analyst at AllianceBernstein’s institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001. He earned a BS and an MBA from New York University.

Christopher W. Marx. Mr. Marx joined AllianceBernstein in 1997 as a research analyst. He covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Mr. Marx earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

John D. Phillips, Jr., CFA. Mr. Phillips joined AllianceBernstein in 1994 and is a senior portfolio manager and member of the US Value Equities Investment Policy Group. He is also chairman of AllianceBernstein’s Proxy Voting Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. He has also earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Westwood Management Corp, (“Westwood”), a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings Group, Inc., an institutional asset management company.  Westwood’s principal place of business is located at 200 Crescent Court, Suite 1200, Dallas, Texas 75201.

The day–to–day portfolio management is shared by a portfolio management team. The portfolio management team participates in regular meetings during which investment ideas are discussed. Investment decisions are made by majority agreement of the portfolio management team. The team members with the most significant responsibility for the Fund’s assets are listed below; the list does not include all members of the investment team.

Susan M. Byrne. Ms. Byrne has served as Chairman and Chief Investment Officer since founding Westwood in 1983. She participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Fund. Ms. Byrne attended the University of California at Berkeley.

Mark R. Freeman, CFA. Mr. Freeman has served as Senior Vice President and Portfolio Manager for Westwood since 2006. He joined Westwood in 1999 and served as Vice President and Portfolio Manager from 2000 to 2006. Mr. Freeman participates in the investment decision process during the portfolio team meetings in which the team determines the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Fund. Mr. Freeman earned a BA in Economics from Millsaps College and an MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial Analyst designation.

Scott D. Lawson, CFA. Mr. Lawson has served as Vice President and Senior Research Analyst since joining Westwood in 2003. Prior to joining Westwood, Mr. Lawson was an Assistant Portfolio Manager at Bank of America from 2000 to 2003. Mr. Lawson participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity for the Fund. Mr. Lawson earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania, CFA. Mr. Singhania has served as Vice President and Research Analyst for Westwood since 2004. Prior to this appointment, Mr. Singhania served as Assistant Vice President and Research Analyst for Westwood from 2002 to 2004. He participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. He has authority to direct trading activity on the Fund. Mr. Singhania earned a BBA in Finance from the University of Texas at Austin and participated in its MBA Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr. Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark, CFA. Ms. Stark has served as Senior Vice President for Westwood since 2004. Prior to this appointment, she served as Vice President and Associate Portfolio Manager for Westwood from 1997 to 2004. She joined Westwood in 1992. Ms. Stark participates in the investment decision process during the portfolio team meetings in which the team decides the stock selection and weights for the model portfolio. She has authority to direct trading activity for the Fund. Ms. Stark earned a BS in Finance and an MBA with an emphasis in Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 270-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MIDCAP VALUE FUND II PROFILE

(formerly known as Partners MidCap Value Fund)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Neuberger Berman Management, Inc. (“Neuberger Berman”) and Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth and willing to accept short–term fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap® Value Index (as of December 31, 2007, this range was between approximately $0.5 billion and $42.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. Companies may range from the well–established and well–known to the new and unseasoned. The Fund may invest up to 25% of its assets in securities of foreign companies.

Each of the Sub–Advisors selects stocks using a value oriented investment approach. Neuberger Berman identifies value stocks in several ways. Factors it considers in identifying value stocks may include:

  strong fundamentals, such as a company’s financial, operational, and competitive positions;
  consistent cash flow; and
  a sound earnings record through all phases of the market cycle.

Neuberger Berman may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short–term market overreaction to negative news. Neuberger Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and are subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also involves selling portfolio securities when Neuberger Berman believes they have reached their potential, when the securities fail to perform as expected or when other opportunities appear more attractive.

Jacobs Levy selects stocks by using proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single–factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal determines the portion of the Fund’s assets to be managed by the Sub–Advisors and may, from time to time, reallocate Fund assets among the Sub–Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub–Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub–Advisor’s firm or investment professionals, or changes in the number of Sub–Advisors. Ordinarily, reallocations of fund assets among Sub–Advisors will generally occur as a Sub–Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub–Advisors.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Neuberger Berman has been the Fund’s Sub–Advisor since December 6, 2000. Jacobs Levy was added as an additional Sub–Advisor on June 30, 2006.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	03	14.49%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–14.52%

The year–to–date return as of September 30, 2008 for Class R–3 is -20.89%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-24.57	6.06	5.27
Russell Midcap Value Index	-20.50	9.97	7.74
Morningstar Mid–Cap Value Category Average	-21.33	7.39	5.45
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 was first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.99%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.57%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$160	$496	$855	$1,867

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY-TO-DAY MANAGEMENT

The Manager has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk–controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity separate accounts for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932–0650.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Bruce Jacobs, Ph.D. Dr. Jacobs serves as co–chief investment officer, portfolio manager, and co–director of research. Prior to co–founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania’s Wharton School.

Ken Levy, CFA. Mr. Levy serves as co–chief investment officer, portfolio manager, and co–director of research. Prior to co–founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania's Wharton School. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Neuberger Berman Management, Inc. (“Neuberger Berman”) is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158–0180. The two firms continue an asset management history that began in 1939. Neuberger Berman is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

S. Basu Mullick. Mr. Mullick, Managing Director, Portfolio Manager, joined Neuberger Berman in 1998. Prior to joining the company, Mr. Mullick was a portfolio manager at Ark Asset Management. He earned a BA in Economics from the Presidency College, India. He also earned an MA in Economics and a Ph.D., ABD Finance from Rutgers University.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 271-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

REAL ESTATE SECURITIES FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Real Estate Investors, LLC (“Principal – REI”)

Objective: The Fund seeks to generate a total return.

Investor Profile: The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest in smaller capitalization companies.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

  equity REITs, which primarily own property and generate revenue from rental income;
  mortgage REITs, which invest in real estate mortgages; and
  hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

In selecting securities for the Fund, the Sub–Advisor focuses on equity REITs.

The Fund may invest up to 25% of its assets in securities of foreign real estate companies. The Fund is “non–diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non–diversification risk.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund's brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Non–Diversification Risk. A fund that is non–diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund’s holdings are, the more a specific stock's poor performance is likely to affect the fund’s performance.

Prepayment Risk. Mortgage–backed and asset–backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Real Estate Securities Risk. Real estate investment trusts (“REITs”) or other real estate–related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

  may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  are subject to cash flow dependency and defaults by borrowers; and
  could fail to qualify for tax–free pass–through of income under the Internal Revenue Code.

REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Sector Risk. When a fund’s investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–

Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

Real Estate Securities Fund	6.42%	10.76%	7.51%	3.22%	1.36%	1.50%	30.77%

The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2007.

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Real Estate Securities Fund	7.00%	0.68%	7.42%	0.58%	5.21%	20.89%

Principal – REI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	04	17.36%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘	07	–11.81%

The year–to–date return as of September 30, 2008 for Class R–3 is 1.45%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-10.53	13.78	14.40
MSCI US REIT Index	-11.63	13.18	13.74
Morningstar Specialty – Real Estate Category Average	-14.46	11.62	12.54
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees		0.83%
12b–1 Fees		0.25
Other Expenses*		0.32

	Total Annual Fund Operating Expenses	1.40%
*Other Expenses which include:
Service Fee		0.17%
Administrative Service Fee		0.15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$143	$443	$766	$1,680

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY-TO-DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal – REI”), an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the Principal Financial Group, was founded in 2000. It manages investments for institutional investors, including Principal Life. Principal – REI’s address is 801 Grand Avenue, Des Moines, IA 50392.

Kelly D. Rush, CFA. As portfolio manager, Mr. Rush directs the Real Estate Investment Trust (REIT) activity for Principal – REI, the dedicated real estate group of Principal. He has been managing the real estate stock portfolio since 1997. Previously, Mr. Rush participated in structuring commercial mortgage loans for public real estate companies and the analysis of real estate investment trust issued bonds. He has been with the real estate investment area of the firm since 1987. He earned an MBA in Business Administration and a Bachelor’s degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 272-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MIDCAP BLEND FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the potential for short–term fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of medium capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell MidCap® Index (as of December 31, 2007, this range was between approximately $0.5 billion and $42.1 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. Up to 25% of Fund assets may be invested in foreign securities.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out–performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in–depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over– and/or under–weight sectors and industries differently from the benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	14.10%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	01	–10.77%

The year–to–date return as of September 30, 2008 for Class R–3 is -13.47%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-15.58	9.00	6.47
Russell Midcap Index	-22.36	8.62	5.10
Morningstar Mid–Cap Blend Category Average	-21.78	6.81	3.70
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.64%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.22%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$124	$387	$670	$1,477

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

K. William Nolin, CFA. Mr. Nolin is a portfolio manager for PGI. He serves as the portfolio manager for the firm’s international small–cap equity portfolios. He joined the firm in 1994. He earned an MBA from the Yale School of Management and a Bachelor’s degree in Finance from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 273-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MIDCAP GROWTH FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Columbus Circle Investors (“CCI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks of medium capitalization companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2007, this range was between approximately $0.6 billion and $42.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

The Sub–Advisor, CCI, uses a bottom–up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in–depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals seeks to select companies that meet the criteria of positive momentum in a company's progress and positive surprise in reported results.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

CCI became the Fund’s Sub–Advisor on January 5, 2005.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	01	35.51%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	01	–36.54%

The year–to–date return as of September 30, 2008 for Class R–3 is -21.88%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-17.63	6.74	-4.21
Russell Midcap Growth Index	-24.65	6.53	0.16
Morningstar Mid–Cap Growth Category Average	-24.84	5.94	-0.94
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.65%
12b–1 Fees	0.25
Other Expenses*	0.38

Total Annual Fund Operating Expenses(1)	1.28%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$130	$406	$702	$1,545

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. address is Metro Center, One Station Place, Stamford, CT 06902.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Clifford G. Fox, CFA. Mr. Fox, portfolio manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Michael Iacono, CFA . Managing Director/Co–Portfolio Manager, Mr. Iacono joined Columbus Circle Investors in February, 1997 and rejoined in March, 2000 after a 10 month absence at Bedford Oak Advisors. During Mr. Iacono’s first years at CCI, he held the positions of Research Associate, Securities Analyst, and Senior Securities Analyst. During his 10 month absence, he held the position of portfolio manager at the investment partnership. Mr. Iacono also previously worked at Arthur Andersen, L.L.P. as a Senior Audit and Business Advisor. Mr. Iacono received his B.S. from Boston College. Mr. Iacono is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst designation. He is a member of the New York Society of Security Analysts.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 274-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MIDCAP GROWTH FUND III PROFILE

(formerly known as Partners MidCap Growth Fund)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Turner Investment Partners, Inc. (“Turner”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of U.S. companies with strong earnings growth potential. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of December 31, 2007 this range was between approximately $0.6 billion and $42.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Fund invests in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index. The Fund may invest up to 25% of its assets in securities of foreign companies.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions the Fund is fully invested.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

MidCap Growth Fund III	–%	7.17%	7.55%	3.94%	1.75%	–%	20.41%

Turner has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	01	25.04%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	01	–31.48%

The year–to–date return as of September 30, 2008 for Class R–3 is -28.10%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-27.05	5.59	-2.51
Russell Midcap Growth Index	-24.65	6.53	0.16
Morningstar Mid–Cap Growth Category Average	-24.84	5.94	-0.94
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.99%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.57%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Effective October 31, 2007, the Fund's Management fees were decreased. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$160	$496	$855	$1,867

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Turner Investment Partners, Inc. (“Turner”) was founded in 1990. Its address is 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Tara R. Hedlund, CFA, CPA. Ms. Hedlund joined Turner in 2000. Previously, she was an audit engagement senior at Arthur Andersen LLP. She has been in investment management since 1995. She earned a BBS in Accountancy from Villanova University. She has earned the right to use the Chartered Financial Analyst designation.

Christopher K. McHugh. Mr. McHugh, Vice President and Senior Portfolio Manager, joined Turner in 1990. Prior to joining Turner, he was a performance specialist at Provident Capital Management. He earned a BS in Accounting from Philadelphia University and an MBA in Finance from St. Joseph’s University.

Jason D. Schrotberger, CFA. Mr. Schrotberger joined Turner in 2001. Previously, he was an investment analyst at BlackRock Financial Management. He has been in investment management since 1994. He earned a BA in Economics from Denison University and an MBA in Finance from the University of Illinois. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 275-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

SMALLCAP GROWTH FUND I PROFILE

(formerly known as Partners SmallCap Growth Fund I)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): AllianceBernstein L.P. (“AllianceBernstein”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of: 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2007, the range was between approximately $0.05 billion and $8.4 billion)) at the time of purchase. The Fund seeks to reduce risk by diversifying among many companies and industries. In addition, the Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

The Sub–Advisor, AllianceBernstein, employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, it looks for fast–growing companies with above average sales growth and competitive returns on equity relative to their peers. In doing so, AllianceBernstein analyzes such factors as:

  Earnings growth potential relative to competitors;
  Market share and competitive leadership of the company’s products;
  Quality of management;
  Financial condition (such as debt to equity ratio); and
  Valuation in comparison to a stock’s own historical norms and the stocks of other small–cap companies.

AllianceBernstein follows a disciplined selling strategy and may sell a stock when it fails to perform as expected or when other opportunities appear more attractive.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

SmallCap Growth Fund I	–%	–%	17.87%	11.43%	6.04%	–%	35.34%

AllianceBernstein became Sub–Advisor to the Fund on March 29, 2003.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	01	27.04%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	01	–26.69%

The year–to–date return as of September 30, 2008 for Class R–3 is -22.79%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-24.65	6.10	-1.49
Russell 2000 Growth Index	-17.07	6.64	1.83
Morningstar Small Growth Category Average	-23.01	5.21	0.83
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 was first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	1.10%
12b–1 Fees	0.25
Other Expenses*	0.34

Total Annual Fund Operating Expenses(1)	1.69%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$172	$533	$918	$1,998

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is located at 1345 Avenue of the Americas, New York, NY 10105.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Bruce K. Aronow, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Mr. Aronow is team leader of the Small Cap Growth equity portfolio management team. Prior to joining AllianceBernstein in 1999, Mr. Aronow was responsible for research and portfolio management of the small cap consumer sectors since early 1997 at INVESCO (NY) (formerly Chancellor Capital Management). He joined Chancellor in 1994. Previously, Mr. Aronow was a Senior Associate with Kidder, Peabody & Company. Mr. Aronow holds a BA from Colgate University. Mr. Aronow is a member of both the New York Society of Security Analysts and the Association of Investment Management & Research. He is a Chartered Financial Analyst.

N. Kumar Kirpalani, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Mr. Kirpalani was responsible for research and portfolio management of small cap industrial, financial and energy sectors for INVESCO (NY) (formerly Chancellor Capital Management). Mr. Kirpalani joined Chancellor in 1993. Previously, Mr. Kirpalani served as Vice President of Investment Research at Scudder, Stevens & Clark. Mr. Kirpalani received a BTech from the Indian Institute of Technology and an MBA from the University of Chicago. Mr. Kirpalani is a member of both the New York Society of Security Analysts and the Association for Investment Management and Research. He is a Chartered Financial Analyst and has 22 years of investment experience.

Samantha S. Lau, CFA. Senior Vice President, Portfolio Manager/Research Analyst. Prior to joining AllianceBernstein in 1999, Ms. Lau was responsible for covering small cap technology companies for INVESCO (NY) (formerly Chancellor Capital Management). She joined Chancellor LGT in 1997. Previously Ms. Lau worked for three years in the investment research department of Goldman Sachs. Ms. Lau has a BS, magna cum laude, in Finance and Accounting from the Wharton School of the University of Pennsylvania. She is a Chartered Financial Analyst.

Wen–Tse Tseng. Mr. Tseng, Vice President and Portfolio Analyst/Manager, joined Alliance Bernstein in 2006 and is responsible for research and portfolio management for the US Small/SMD Cap Growth healthcare sector. Prior to joining the firm, he spent four years as the healthcare portfolio manager for the small–cap growth team at William D. Witter (the same team had previously managed assets for Weiss, Peck & Greer). Prior to that, Mr. Tseng was a senior healthcare analyst at JP Morgan Flemming Asset Management for a year and a half. Mr. Tseng holds a BS from National Taiwan University, an MS in Molecular Genetics and Microbiology from Robert Wood Johnson Medical School–University of Medicine and Dentistry of New Jersey, and an MBA from Graziadio School of Business and Management at Pepperdine University. Location: New York.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 276-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

SMALLCAP GROWTH FUND II PROFILE

(formerly known as Partners SmallCap Growth Fund II)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), Emerald Advisers, Inc. (“Emerald”), and Essex Investment Management Company, LLC (“Essex”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of December 31, 2007, this range was between approximately $0.05 billion and $8.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

UBS Global AM seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, UBS Global AM considers earnings revision trends, positive stock price momentum, and sales acceleration when selecting securities. The Fund may also invest in securities of emerging growth companies which are companies that UBS Global AM expects to experience above average earnings or cash flow growth or meaningful changes in underlying asset values. Investments in equity securities may include common stock and preferred stock.

UBS Global AM may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

Utilizing fundamental analysis, Emerald seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell–side research.

Essex selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company's future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex's fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex's long–term growth expectations.

Principal determines the portion of the Fund’s assets to be managed by the Sub–Advisors and may, from time–to–time, reallocate Fund assets among the Sub–Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub–Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub–Advisor’s firm or investment professionals, or changes in the number of Sub–Advisors. Ordinarily, reallocations of fund assets among Sub–Advisors will generally occur as a Sub–Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub–Advisors.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund's investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

UBS Global AM became the Fund’s Sub–Advisor on April 22, 2002. Emerald was added as an additional Sub–Advisor on September 1, 2004. Essex was added as an additional Sub–Advisor on June 30, 2006.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	01	29.60%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	01	–31.20%

The year–to–date return as of September 30, 2008 for Class R–3 is -18.10%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-22.39	4.13	-2.39
Russell 2000 Growth Index	-17.07	6.64	1.83
Morningstar Small Growth Category Average	-23.01	5.21	0.83
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.99%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.57%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$160	$496	$855	$1,867

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY-TO-DAY MANAGEMENT

The Manager has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”) is a wholly owned subsidiary of Emerald Asset Management. Emerald provides professional investment advisory services to institutional investors, high net worth individuals and the general public. Emerald’s offices are located at 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601.

Joseph W. Garner. Mr. Garner is Director of Emerald Research and a member of the Portfolio Management team. He is also co–manager of the Forward Emerald Growth Fund and the Forward Emerald Opportunities Fund. Prior to joining Emerald, Mr. Garner was the Program Manager of the Pennsylvania Economic Development Financing Authority (PEDFA); an Economic Development Analyst with the PA Department of Commerce’s Office of Technology Development; and an Industry Research Analyst with the Pittsburgh High Technology Council. Mr. Garner earned an MBA from the Katz Graduate School of Business, University of Pittsburgh, and graduated magna cum laude with a BA in Economics from Millersville University.

Kenneth G. Mertz II, CFA. Mr. Mertz joined Emerald in 1992 and serves as President of Emerald Advisers, Inc.; Trustee, Vice President and Chief Investment Officer of the Emerald Mutual Funds; and a Partner of the Emerald Organization (1992–Present). Formerly he served as Chief Investment Officer, Pennsylvania State Employees’ Retirement System (1985–1992). Mr. Mertz graduated from Millersville University with a BA in Economics.

Mr. Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Mr. Mertz and Ms. Sears work as a team developing strategy.

Stacey L. Sears. Ms. Sears joined Emerald in 1991 and serves as Senior Vice President and Portfolio Manager of Emerald and a Partner in the Emerald Organization. She is co–manager of the Emerald Growth Fund and a member of the Portfolio Management team. Additionally, Ms. Sears maintains research coverage of retail, apparel, consumer goods and consumer technology companies. Ms. Sears received a BS in Business Administration from Millersville University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”) is a Boston–based management firm which specializes in growth equity investments. Essex manages portfolios for corporations, endowments, foundations, municipalities, public funds, Taft–Hartley accounts, and private clients. Essex offers a range of growth equity strategies and employs proprietary fundamental research combined with active portfolio management. Its address is 125 High Street, 29th Floor, Boston, MA 02110.

Nancy B. Prial, CFA. Ms. Prial is a Portfolio Manager and Senior Principal on the Essex Small–Micro Cap Growth and Small–Mid Cap Growth strategies. Prior to joining the firm, she spent six years at The Burridge Group, LLC as Vice President and Chief Investment Officer and four years at the Twentieth Century Division of American Century Investors. She began her investment career in 1984 at Frontier Capital Management as a fundamental analyst and portfolio manager. Ms. Prial graduated from Bucknell University with a BS in Electrical Engineering and a BA in Mathematics. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the “Group”) of UBS AG.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Paul A. Graham, Jr., CFA. Mr. Graham joined UBS Global AM in 1994 and has had portfolio management responsibilities since 1994. Mr. Graham is Managing Director, Head of Growth Investors and Co–Head of U.S. Small Cap Growth Equity. For eight years prior to joining the firm, he served as a small cap portfolio manager and research analyst at Value Line Asset Management. Mr. Graham received his BA from Dartmouth College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

David N. Wabnik. Mr. Wabnik joined UBS Global AM in 1995 and has been a portfolio manager since 1995. Mr. Wabnik is Executive Director, Co–Head of U.S. SmallCap Growth Equity. For four years prior to joining the firm, he served as a small cap portfolio manager/senior research analyst at Value Line Asset Management. Mr. Wabnik received his BS from Binghamton University and his MBA from Columbia Business School.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 277-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

SMALLCAP BLEND FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

(Closed to new investors as of September 1, 2007)

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of December 31, 2007, this range was between approximately $0.03 billion and $8.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities for investment, PGI looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI, the Sub–Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out–performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research–driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over– and/or under–weight sectors and industries differently from the benchmark.

PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund's brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	19.69%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–16.29%

The year–to–date return as of September 30, 2008 for Class R–3 is -14.57%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-18.96	6.89	6.61
Russell 2000 Index	-14.48	8.15	5.82
Morningstar Small Blend Category Average	-18.87	7.76	5.95
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.75%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.33%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$135	$421	$729	$1,601

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Thomas Morabito, CFA. Mr. Morabito leads the small–cap portfolio management team for PGI and is the portfolio manager on the small–cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus, CFA. Mr. Nordhus joined PGI in 1990 and was previously involved in corporate acquisitions and divestitures before moving to the equity group in 2000. Most recently, he has been involved in managing the small–cap portfolios and has responsibility for managing the small–cap analyst team. Mr. Nordhus earned an MBA from Drake University and a Bachelor’s degree in Economics from Kansas State University. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 278-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

SMALLCAP GROWTH FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of December 31, 2007, the range was between approximately $0.05 billion and $8.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub–Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent out–performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research–driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over– and/or under–weight sectors and industries differently from the benchmark.

The Fund may invest in foreign securities, including securities of companies that are located or do business in emerging markets, and in initial public offerings.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Emerging Market Risk. Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2007.

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

SmallCap Growth Fund	19.79%	1.70%	22.09%	1.77%	14.95%	60.30%

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	01	33.61%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	01	–33.20%

The year–to–date return as of September 30, 2008 for Class R–3 is -20.80%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-23.39	4.47	-0.22
Russell 2000 Growth Index	-17.07	6.64	1.83
Morningstar Small Growth Category Average	-23.01	5.21	0.83
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees		0.75%
12b–1 Fees		0.25
Other Expenses*		0.33

	Total Annual Fund Operating Expenses	1.33%
*Other Expenses which include:
Service Fee		0.17%
Administrative Service Fee		0.15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$135	$421	$729	$1,601

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

Mariateresa Monaco. Ms. Monaco is a portfolio manager and member of the domestic small–cap equity team at PGI. She serves as lead portfolio manager for the small–cap growth portfolios. Ms. Monaco joined PGI in 2005 with a decade of prior equity investment experience with Fidelity Management and Research in Boston where she supported a family of institutional equity funds with $2 billion in assets. Ms. Monaco earned an MBA from the Sloan School of Management at the Massachusetts Institute of Technology and a Master’s degree in Electrical Engineering from Northeastern University. She also earned a Master’s degree in Electrical Engineering from Politecnico di Torino, Italy.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 279-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

SMALLCAP S&P 600 INDEX FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Main Strategies and Risks

Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies that compose the Standard & Poor’s (“S&P”) SmallCap 600 Index. The Sub–Advisor, PGI, attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P SmallCap 600 Index. The S&P SmallCap 600 is an unmanaged index of 600 domestic stocks chosen for market size, liquidity and industry group representation. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of December 31, 2007, the market capitalization range of the Index was between approximately $0.06 billion and $4.9 billion. Over the long–term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P SmallCap 600. It is unlikely that a perfect correlation of 1.00 will be achieved.

The Fund uses an indexing strategy and is not managed according to traditional methods of “active” investment management. Active management would include buying and selling securities based on economic, financial and investment judgment. Instead, the Fund uses a passive investment approach. Rather than judging the merits of a particular stock in selecting investments, PGI focuses on tracking the S&P SmallCap 600. PGI may also use stock index futures as a substitute for the sale or purchase of securities. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long–term periods of poor stock performance.

The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares. The Fund may invest in futures and options, which could carry additional risks such as losses due to unanticipated market price movements and could also reduce the opportunity for gain.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P SmallCap 600 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P SmallCap 600, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P SmallCap 600 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P SmallCap 600 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund's assets.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

SmallCap S&P 600 Index Fund	8.36%	15.07%	8.06%	3.94%	1.39%	1.82%	38.64%

NOTE: “Standard & Poor’s SmallCap 600" and “S&P SmallCap 600" are trademarks of The McGraw–Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

PGI has been the Fund's Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	01	20.36%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–18.74%

The year–to–date return as of September 30, 2008 for Class R–3 is -8.22%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-14.27	9.10	7.64
S&P SmallCap 600 Index	-13.82	9.89	7.59
Morningstar Small Blend Category Average	-18.87	7.76	5.95
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.15%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	0.73%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$75	$233	$406	$906

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Scott W. Smith. Mr. Smith is a research analyst and portfolio manager at Principal Global Investors. He is an analyst within the firm’s asset allocation and structured investments group. He also provides research assistance to various business units within Principal Global Investors. Mr. Smith joined the firm in 1999. He received a bachelor’s degree in finance from Iowa State University.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 280-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

SMALLCAP VALUE FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2007, this range was between approximately $0.03 billion and $6.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The equity investment philosophy of PGI, the Sub–Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research–driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selections on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over– and/or under–weight sectors and industries differently from the benchmark.

The Fund may invest in initial public offerings.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

SmallCap Value Fund	4.08%	10.24%	7.41%	3.87%	1.69%	–%	27.29%

The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2007.

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

SmallCap Value Fund	13.16%	1.22%	14.13%	1.28%	9.82%	39.61%

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	23.09%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–16.35%

The year–to–date return as of September 30, 2008 for Class R–3 is -7.85%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-12.58	8.27	9.92
Russell 2000 Value Index	-12.25	9.45	9.29
Morningstar Small Value Category Average	-15.71	7.95	8.29
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees		0.75%
12b–1 Fees		0.25
Other Expenses*		0.32

	Total Annual Fund Operating Expenses	1.32%
*Other Expenses which include:
Service Fee		0.17%
Administrative Service Fee		0.15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$134	$418	$723	$1,590

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

 Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

Thomas Morabito, CFA. Mr. Morabito leads the small–cap portfolio management team for PGI and is the portfolio manager on the small–cap value portfolios. Prior to joining PGI in 2000, he managed the Structured Small Cap Fund for Invesco Management & Research. He earned an MBA in Finance from Northeastern University and his BA in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 281-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

INTERNATIONAL EMERGING MARKETS FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non–U.S. currencies.

Main Strategies and Risks

The Fund seeks to achieve its objective by investing in common stocks of companies in emerging market countries. Under normal conditions, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) are invested in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and the International Financial Corporation). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. PGI focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI, the Sub–Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research–driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over– and/or under–weight sectors and industries differently from the benchmark. The Fund may invest assets in smaller or mid capitalization companies.

The Fund invests in securities of foreign companies, which are:

  companies that have their principal place of business or principal office in emerging market countries or companies for which the principal securities trading market is an emerging market country.

The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Emerging Market Risk. Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund's portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

International Emerging Markets Fund	3.50%	9.54%	9.36%	5.24%	2.20%	–%	29.84%

The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2007.

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

International Emerging Markets Fund	7.20%	0.64%	7.66%	–	5.31%	20.81%

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	01	26.58%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	01	–23.84%

The year–to–date return as of September 30, 2008 for Class R–3 is -37.27%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-35.28	19.36	14.11
MSCI–Emerging Markets Free NDTR D Index	-33.20	18.64	14.44
Morningstar Diversified Emerging Mkts Category Average	-33.36	17.50	13.25
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	1.19%
12b–1 Fees	0.25
Other Expenses*	0.42

Total Annual Fund Operating Expenses(1)	1.86%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$189	$585	$1,006	$2,180

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade, CFA. Mr. Ade is a research analyst and serves as a co–portfolio manager for Principal Global Investors. Based in Singapore, his company research focus encompasses the consumer, health care and non–bank financial sectors. Mr. Ade joined the firm in 2001. He received a bachelor’s degree in finance from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

Mihail Dobrinov, CFA. Mr. Dobrinov is a research analyst and serves as a co–portfolio manager for Principal Global Investors. He specializes primarily in the analysis of companies in the industrial sector, and serves as co–manager for diversified emerging markets portfolios. He joined the firm as an international and emerging market debt and currency specialist in 1995 and joined the equities team in 2002. Mr. Dobrinov received an MBA in finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mihail does not provide legal services on behalf of any of the member companies of the Principal Financial Group.)

Michael L. Reynal. Mr. Reynal is a portfolio manager at PGI. He specializes in the management of emerging markets portfolios, as well as regional Asian equity portfolios. Prior to joining PGI in 2001, he was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group, Inc. in New York. Mr. Reynal earned an MBA from the Amos Tuck School at Dartmouth College, an MA in History from Christ’s College at the University of Cambridge and a BA in History from Middlebury College.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 284-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

DIVERSIFIED INTERNATIONAL FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non–U.S. currencies.

Main Strategies and Risks

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in securities of foreign companies, which are:

  companies that have their principal place of business or principal office is outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. Changes in investments are made as prospects change for particular countries, industries or companies. The Fund may invest in smaller capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal market conditions, the Fund intends to have at least 80% of its net assets (plus any borrowings for investment purposes) invested in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of PGI, the Sub–Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research–driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over– and/or under–weight sectors and industries differently from the benchmark.

In choosing investments for the Fund, PGI pays particular attention to the long–term earnings prospects of the various companies under consideration. PGI then weighs those prospects relative to the price of the security.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2007.

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Diversified International Fund	14.89%	1.35%	15.71%	–	11.09%	43.04%

PGI has been the Fund’s Sub–Advisor since December 6, 2000.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	03	17.45%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–18.80%

The year–to–date return as of September 30, 2008 for Class R–3 is -31.09%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-32.35	11.73	3.24
Citigroup BMI Global ex–US Index	-30.65	11.95	5.55
MSCI ACWI Ex US Index(1)	-20.00	4.94	4.48
Morningstar Foreign Large Blend Category Average	-30.24	9.24	2.08
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 shares were first sold (December 6, 2000).

(1)	This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices open to the Fund under its investment philosophy. The index formerly used is also shown.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees		0.87%
12b–1 Fees		0.25
Other Expenses*		0.36

	Total Annual Fund Operating Expenses	1.48%
*Other Expenses which include:
Service Fee		0.17%
Administrative Service Fee		0.15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$151	$468	$808	$1,768

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Paul H. Blankenhagen, CFA. Mr. Blankenhagen joined the firm in 1992 and was named a portfolio manager in 2000. He is responsible for developing portfolio strategy and the ongoing management of core international equity portfolios. He earned a Master’s degree from Drake University and a Bachelor’s degree in Finance from Iowa State University. He has earned the right to use the Chartered Financial Analyst designation, and is a member of the Association for Investment Management and Research (AIMR) and the Iowa Society of Financial Analysts.

Juliet Cohn. Ms. Cohn is a portfolio manager at PGI. She co–manages the core international equity portfolios, with an emphasis on Europe and on the health care sector. Prior to joining the firm in 2003, she served as a director and senior portfolio manager at Allianz Dresdner Asset Management, managing both retail and institutional European accounts. Prior to that, she was a fund manager at London firms Capel Cure Myers and Robert Fleming. She earned a Bachelor’s degree in Mathematics from Trinity College, Cambridge England.

Christopher Ibach, CFA. Mr. Ibach is an associate portfolio manager and equity research analyst at PGI. He specializes primarily in the analysis of international technology companies, with a particular emphasis on semiconductor research. Prior to joining PGI in 2000, he gained six years of related industry experience with Motorola, Inc. Mr. Ibach earned an MBA in Finance and a Bachelor’s degree in Electrical Engineering from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 285-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

INTERNATIONAL GROWTH FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non–U.S. currencies.

Main Strategies and Risks

The Fund invests in common stocks and other securities of companies domiciled in any of the nations of the world. The Fund invests in securities listed on foreign or domestic securities exchanges, securities traded in foreign or domestic over–the–counter markets and depositary receipts. The Fund invests in securities of foreign companies, which are:

  companies that have their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

The equity management philosophy of PGI, the Sub–Advisor, is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. To maximize stock selection skills as the primary driver of relative performance, PGI leverages technology in its research–driven approach and neutralizes unintended portfolio risks.

PGI focuses its stock selection on established companies that it believes have improving business fundamentals. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. However, the Fund is actively managed and prepared to over– and/or under–weight sectors and industries differently from the benchmark.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

International Growth Fund	6.66%	17.12%	16.79%	9.03%	3.99%	0.94%	54.53%

PGI became the Fund’s Sub–Advisor on November 1, 2002.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	18.24%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–21.44%

The year–to–date return as of September 30, 2008 for Class R–3 is -31.15%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-33.76	10.25	3.59
Citigroup BMI World Ex–US Growth Index	-30.20	9.87	2.95
MSCI World Ex–US Growth Index(1)	-27.68	9.88	1.93
Morningstar Intermediate–Term Bond Category Average	-31.31	8.85	1.06
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 was first sold (December 6, 2000).

(1)	This index is now the benchmark against which the Fund measures its performance. The Manager and the portfolio manager believe it better represents the universe of investment choices upon to the Fund under its investment philosophy. The index formerly used is also shown.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.97%
12b–1 Fees	0.25
Other Expenses*	0.35

Total Annual Fund Operating Expenses(1)	1.57%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$160	$496	$855	$1,867

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Steven Larson, CFA. Mr. Larson is a portfolio manager for Principal. He is responsible for co–managing PGI’s international growth portfolio as well as covering the utilities sector for core international portfolios. Prior to joining the firm in 2001, he led the investment management review and portfolio analysis process for the $80 billion Wells Fargo fund family. He earned an MBA in Finance from the University of Minnesota and a Bachelor’s degree from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad, CFA. Mr. Pihlblad is a portfolio manager at PGI. He joined the firm in 2000 and led the development of PGI's Global Research Platform. He has over 25 years experience in creating and managing quantitative investment systems. Prior to joining PGI, Mr. Pihlblad was a partner and co–founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He earned a BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 286-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

SMALLCAP VALUE FUND III PROFILE

(formerly known as Partners SmallCap Value Fund)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Ark Asset Management Co., Inc. (“Ark Asset”) and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Main Strategies and Risks

The Fund invests primarily in common stocks of small capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2007, this range was between approximately $0.03 billion and $6.1 billion) or $2 billion, whichever is greater,) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign corporations. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Ark Asset combines a systematic quantitative approach with traditional fundamental analysis to identify attractive small cap value companies. The Firm uses proprietary computer models that incorporate data from several sources to identify those companies whose securities that provide favorable investment opportunities. These models include traditional measures of value as well as earning expectations and are combined with a fundamental overlay to determine the relative attractiveness of each security in the research universe. Stocks with the highest overall ranking are considered for inclusion in the Fund’s portfolio and undergo a thorough fundamental analysis. Ark Asset considers selling a stock in the Fund's portfolio if a) its quantitative ranking has fallen to the bottom 40% of the research universe and/or it becomes less attractive because of deteriorating current fundamentals or declining earnings expectations; or b) analysis indicates the risk/reward opportunity of new investment is more favorable. To minimize risk and increase diversification, Ark Asset generally allocates Fund assets among economic sectors to within five percentage points (on an absolute basis) of that economic sector's percentage weighting in the Russell 2000 index.

LA Capital employs a quantitative approach in selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market–based factors. Expected returns are calculated for a universe of small capitalization securities based on a security’s exposure, and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell 2000 Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal determines the portion of the Fund’s assets to be managed by the Sub–Advisors and may, from time to time, reallocate Fund assets among the Sub–Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub–Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub–Advisor’s firm or investment professionals, or changes in the number of Sub–Advisors. Ordinarily, reallocations of fund assets among Sub–Advisors will generally occur as a Sub–Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub–Advisors.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Ark Asset has been Sub–Advisor to the Fund since March 1, 2001. LA Capital was added as an additional Sub–Advisor on September 1, 2004.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	19.23%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–20.98%

The year–to–date return as of September 30, 2008 for Class R–3 is -6.56%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-14.79	7.00	7.47
Russell 2000 Value Index	-12.25	9.45	9.13
Morningstar Small Value Category Average	-15.71	7.95	8.06
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 was first sold (March 1, 2001).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	1.00%
12b–1 Fees	0.25
Other Expenses*	0.34

Total Annual Fund Operating Expenses(1)	1.59%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$162	$502	$866	$1,889

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY-TO-DAY MANAGEMENT

The Manager has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Ark Asset Management Co., Inc. (“Ark Asset”) is an independent, 100% employee owned investment management firm. Ark Asset's offices are located at 125 Broad Street, New York, NY 10004.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Coleman M. Brandt. Vice Chairman, Senior Portfolio Manager, Ark Asset. Mr. Brandt joined Ark Asset in 1989. Prior to joining Ark Asset, he served as President of Lehman Management Co., Inc. He earned an MBA from the Harvard Graduate School of Business Administration and a BS from the Philadelphia Textile Institute.

William G. Charcalis. Managing Director, Senior Portfolio Manager, Ark Asset. Mr. Charcalis joined Ark Asset in 1994 as Senior Manager and has served in his current position since 1997. Prior to joining Ark Asset, he was Portfolio Manager at the IBM Retirement Funds. He earned a BS from the University of Southern California.

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) is an independent, employee–owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

Day–to–day portfolio management is performed by an investment management team. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation.

David R. Borger, CFA. Director of Research and Principal, L.A. Capital. Mr. Borger co–founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm’s proprietary stock selection model). Prior to co–founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler. Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.

Stuart K. Matsuda. Director of Trading and Principal, L.A. Capital. Mr. Matsuda co–founded L.A. Capital in 2002. Prior to co–founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management's Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.

Hal W. Reynolds, CFA. Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co–founded L.A. Capital in 2002. Prior to co–founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm’s asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens, CFA. Chairman and Principal, L.A. Capital. Mr. Stevens co–founded L.A. Capital in 2002. Prior to co–founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services, In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 403-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

PRINCIPAL LIFETIME FUNDS PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Principal LifeTime Funds that are included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Principal LifeTime Funds, including a more detailed description of the risks associated with investing in these Funds that you may want to consider before you invest. You may obtain the prospectus and other information about the Funds at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Principal Funds, Inc. offers Funds that are designed to meet the needs of an investor who wants an investment option that is suited to the investor’s particular investment time horizon and who tends to be more accepting of risk in the early years of his or her time horizon and becomes more risk–averse as he or she nears the investment goal (for example, retirement or saving for college). Professional investment advisers manage the Funds to align, over time, underlying investments with the changing risk tolerance of the investor. These Funds are sometime referred as “target date funds.” The target date Funds offered by the Fund are: Principal LifeTime 2010, Principal LifeTime 2015, Principal LifeTime 2020, Principal LifeTime 2025, Principal LifeTime 2030, Principal LifeTime 2035, Principal LifeTime 2040, Principal LifeTime 2045, Principal LifeTime 2050, Principal LifeTime 2055, and Principal LifeTime Strategic Income (the “Principal LifeTime Funds”).

Objective:

The investment objective of each of the Principal LifeTime 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, and 2055 Funds is to seek a total return consisting of long–term growth of capital and current income.

The investment objective of the Principal LifeTime Strategic Income Fund is to seek current income.

Main Strategies and Risks

To pursue its goal, each Principal LifeTime Fund invests in other Principal Funds (the “underlying funds”) that Principal Management Corporation (“Principal”), the manager of the Funds, and Principal Global Investors, LLC (“PGI”), the Funds’ Sub–Advisor, consider appropriate based on the remaining time horizon of a particular Principal LifeTime Fund and the expected risk tolerance of those investors who have chosen that time horizon. Each of the Principal LifeTime Funds may invest in any of the Institutional Class shares of the equity funds or fixed–income funds of Principal Investors Fund, at the sub–advisors discretion. The underlying funds provide each Fund with exposure to a broad range of asset classes, including domestic and foreign equity and fixed–income securities. In the case of Principal LifeTime Strategic Income Fund, most of the Fund’s assets are invested in underlying funds which are intended primarily to give the Fund broad exposure to income–producing securities through their investments in fixed–income securities, “hybrid” securities (such as real estate securities and preferred securities, which may produce current income as well as capital gains) and dividend generating domestic and foreign stocks.

Both Principal and PGI provide investment advisory services to the Principal LifeTime Funds. Principal has hired PGI to develop, implement, and monitor the strategic or long–term asset class targets and target ranges for each Principal LifeTime Fund. PGI is also responsible for employing an active rebalancing strategy which is designed to identify asset classes that appear attractive or unattractive over the short term.

After PGI sets the percentage of Fund assets to be allocated to a particular asset class, Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of a Fund or market forces or Fund circumstances which indicate that changes in allocations may be appropriate. Principal may, at any time, add, remove, or substitute underlying funds in which a Principal LifeTime Fund invests.

In selecting underlying funds and target weights, Principal considers, among other things, quantitative measures, such as past performance, expected levels of risk and returns, expense levels, diversification of existing funds, and style consistency. In addition, qualitative factors such as organizational stability, investment experience, consistency of investment process, risk management processes, and information, trading, and compliance systems of the underlying fund’s Sub–Advisor are also evaluated. There are no minimum or maximum percentages of assets that a Principal LifeTime Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established from time to time for underlying funds. Principal monitors the performance of the Sub–Advisor of each underlying fund relative to that fund’s appropriate benchmark and peer group.

Over time, PGI intends to gradually shift the asset allocation targets of each Principal LifeTime Fund (other than the Principal LifeTime Strategic Income Fund) to accommodate investors progressing from asset accumulation years to income–generation years. It is expected that, within 10 to 15 years after its target year, a Principal LifeTime Fund’s underlying fund allocation will match that of the Principal LifeTime Strategic Income Fund. At that time the Principal LifeTime Fund may be combined with the Principal LifeTime Strategic Fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders.

There can be no assurance that any Principal LifeTime Fund will achieve its investment objective. The net asset value of each of the Principal LifeTime Fund’s shares is affected by changes in the value of the securities it owns. The Fund’s performance is directly related to the performance of the underlying funds. The ability of each Principal LifeTime Fund to meet its investment objective depends on the ability of the underlying funds to achieve their investment objectives.

The broad diversification of each Principal LifeTime Fund is designed to cushion severe losses in any one investment sector and moderate the Fund’s overall price swings. However, the Fund’s share prices will fluctuate as the prices of the underlying funds rise or fall with changing market conditions. As with all mutual funds, as the values of a Principal LifeTime Fund’s assets rise or fall, the Fund’s share price changes. If you sell your shares when their value is less than the price you paid, you will lose money.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Each Principal LifeTime Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them.

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in stocks, the greater the potential exposure to the following risks:

• Equity Securities Risk	• Growth Stock Risk	• Value Stock Risk
• Derivatives Risk	• Market Segment (Large Cap) Risk	• Exchange Rate Risk
• Active Trading Risk	• Underlying Fund Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest primarily in bonds or other forms of fixed–income securities, the greater the potential exposure to the following risks:

• Fixed–Income Risk	• High Yield Securities Risk	• Portfolio Duration Risk
• U.S. Government Securities	• U.S. Government Sponsored Securities	• Municipal Securities Risk
Risk	Risk

The greater the investment by each Principal LifeTime Fund in Funds that invest in foreign investments, the greater the potential exposure to the following risks:

• Foreign Securities Risk	• Derivatives Risk	• Market Segment Risk
• Small Company Risk	• Exchange Rate Risk

Each Principal LifeTime Fund is also subject to the following risks:
• Securities Lending Risk	• Payment in Kind Liquidity Risk	• Conflict of Interest Risk

Risk Definitions:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Conflict of Interest Risk. The officers, directors, Principal, Sub–Advisor, Distributors, and transfer agent of the Principal LifeTime Funds serve in the same capacities for the underlying funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Principal LifeTime Funds and the underlying funds. Because Principal and its affiliated companies earn different fees from the underlying funds in which the Principal LifeTime Funds invest, there may be a conflict between the interests of the Principal LifeTime Funds and the economic interests of Principal and its affiliates.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

High Yield Securities Risk. Fixed–income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed–income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed–income securities. High yield securities are considered speculative by the major credit rating agencies.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Municipal Securities Risk. Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state’s tax authority) to be taxable, in which event the value of such funds’ investments would likely decline.

Payment In Kind Liquidity Risk. Under certain circumstances, an underlying fund may determine to pay a redemption request by a Principal LifeTime Fund wholly or partly by a distribution–in–kind of securities from its portfolio, instead of cash. In such cases, the Principal LifeTime Funds may hold portfolio securities until Principal determines that it is appropriate to dispose of such securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed–income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

		PRINCIPAL LIFETIME FUNDS
						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

Bond & Mortgage Securities Fund	18.44%	27.37%	12.86%	2.88%	0.50%	9.62%	71.67%
Disciplined LargeCap Blend Fund	4.31	10.54	9.81	4.97	2.06	0.54	32.23
High Yield Fund I	7.49	21.55	21.16	11.42	4.91	–	66.53
High Yield Fund	0.68	1.77	1.68	0.87	0.38	–	5.38
Inflation Protection Fund	12.91	–	–	–	–	15.42	28.33
International Emerging Markets Fund	3.50	9.54	9.36	5.24	2.20	–	29.84
International Growth Fund	6.66	17.12	16.79	9.03	3.99	0.94	54.53
LargeCap Growth Fund	1.75	4.25	4.38	2.37	1.07	0.26	14.08
LargeCap Value Fund	5.26	12.97	13.59	7.58	3.34	1.00	43.74
International Fund I	4.64	11.33	11.17	6.06	2.55	0.69	36.44
LargeCap Blend Fund I	9.82	23.27	21.50	11.34	4.68	1.44	72.05
LargeCap Growth Fund I	4.08	10.94	10.76	6.32	2.76	0.49	35.35
LargeCap Value Fund III	1.59	4.10	3.98	2.33	1.02	0.34	13.36
LargeCap Value Fund I	4.48	11.44	11.56	6.41	2.93	–	36.82
MidCap Growth Fund III	–	7.17	7.55	3.94	1.75	–	20.41
MidCap Value Fund I	–	4.08	4.72	2.47	1.10	–	12.37
SmallCap Growth Fund I	–	–	17.87	11.43	6.04	–	35.34
SmallCap Growth Fund III	7.70	19.32	13.96	7.27	3.18	–	51.43
SmallCap Value Fund I	–	–	6.42	4.32	2.28	–	13.02
Preferred Securities Fund	13.35	22.69	15.75	5.99	2.08	4.42	64.28
Real Estate Securities Fund	6.42	10.76	7.51	3.22	1.36	1.50	30.77
SmallCap S&P 600 Index Fund	8.36	15.07	8.06	3.94	1.39	1.82	38.64
SmallCap Value Fund	4.08	10.24	7.41	3.87	1.69	–	27.29
Ultra Short Bond Fund	29.03	–	–	–	–	33.04	62.07

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed–income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed–income securities. Like other fixed–income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund’s securities do not affect interest income on securities already held by the fund but are reflected in the fund’s price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short–term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage–backed securities issued by government–sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

PGI has provided investment advice to each Principal LifeTime Fund since its inception.

As of October 31, 2007, each Principal LifeTime Fund’s assets were allocated among the underlying funds as identified in the table below. The allocations for the Principal LifeTime 2015, Principal LifeTime 2025, Principal LifeTime 2035, Principal LifeTime 2045, and Principal LifeTime 2055 Funds because they did not commence operations until February 29, 2008 are estimated.

											Principal
	Principal Principal Principal Principal Principal Principal Principal Principal Principal Principal LifeTime
	LifeTime LifeTime LifeTime LifeTime LifeTime LifeTime LifeTime LifeTime LifeTime LifeTime Strategic
	2010	2015	2020	2025	2030	2035	2040	2045	2050	2055	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Bond & Mortgage Securities Fund	25.62%	23.00%	18.78%	15.20%	10.32%	7.90%	4.65%	3.20%	1.90%	2.10%	42.84%
Disciplined LargeCap Blend Fund	9.41	8.37	11.37	10.21	12.37	11.60	12.57	12.49	12.45	12.70	3.78
High Yield Fund I	2.01	4.70	2.86	5.00	3.29	5.00	3.56	5.00	3.65	4.90	–
High Yield Fund	0.65	–	0.83	–	0.91	–	0.95	–	1.00	–	–
Inflation Protection Fund	3.40	1.50	–	–	–	–	–	–	–	–	13.00
International Emerging Markets Fund	2.93	2.80	3.94	3.50	4.52	3.90	5.07	4.20	5.10	4.00	–
International Growth Fund	9.13	9.31	11.60	11.35	13.31	12.86	14.34	13.84	15.10	14.30	4.14
LargeCap Growth Fund	4.28	4.35	5.14	5.30	6.21	6.03	6.74	6.49	7.26	6.60	2.02
LargeCap Value Fund	2.54	3.16	3.09	3.86	3.79	4.39	4.24	4.72	4.46	4.80	1.55
International Fund I	5.16	4.88	6.23	5.95	7.17	6.75	7.82	7.26	7.86	7.50	2.48
LargeCap Blend Fund I	4.94	4.42	5.78	5.38	6.25	6.12	6.61	6.59	6.51	6.70	2.33
LargeCap Growth Fund I	4.26	5.14	5.65	6.27	6.50	7.13	7.65	7.67	7.97	7.80	1.64
LargeCap Value Fund III	2.47	3.17	3.15	3.86	3.57	4.39	4.20	4.72	4.40	4.80	1.67
LargeCap Value Fund I	2.57	3.17	3.24	3.86	3.83	4.39	4.26	4.72	4.65	4.80	–
MidCap Growth Fund III	–	1.19	1.43	1.45	1.76	1.64	1.84	1.77	1.96	1.80	–
MidCap Value Fund I	–	1.19	1.12	1.45	1.51	1.64	1.59	1.77	1.68	1.80	–
SmallCap Growth Fund I	–	1.19	–	1.45	1.16	1.64	1.49	1.77	1.88	1.80	–
SmallCap Growth Fund III	1.55	1.19	1.92	1.45	1.62	1.64	1.69	1.77	1.77	1.80	–
SmallCap Value Fund I	–	1.19	–	1.45	0.96	1.64	1.30	1.77	1.64	1.80	–
Preferred Securities Fund	6.21	6.30	5.22	5.30	4.23	4.30	3.23	3.30	2.67	3.00	6.59
Real Estate Securities Fund	5.82	6.30	4.81	5.30	3.93	4.30	3.38	4.00	3.40	4.00	4.36
SmallCap S&P 600 Index Fund	2.37	0.79	2.11	0.96	1.32	1.10	1.29	1.18	1.09	1.20	1.65
SmallCap Value Fund	1.40	1.19	1.73	1.45	1.47	1.64	1.53	1.77	1.60	1.80	–
Ultra Short Bond Fund	3.28	1.50	–	–	–	–	–	–	–	–	11.95

Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance

The following bar charts and tables show the historical investment performance of each Principal LifeTime Fund. The bar chart for each Fund shows how the Fund’s total return has varied year–by–year, and the table for the Fund shows the performance of its shares over time (along with the returns of a broad–based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Fund. A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Each Fund’s investment return is net of the operating expenses of each of the underlying funds.

PRINCIPAL LIFETIME 2010 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed–income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 '	03	8.61%
Lowest return for a quarter during the period of the bar chart above:	Q3 '	02	–5.55%

The year–to–date return as of September 30, 2008 for Class R–3 is -17.12% .

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-19.18	3.48	2.99
Standard & Poor’s 500 Index	-21.98	5.17	0.98
Lehman Brothers Aggregate Bond Index	3.65	3.78	5.09
MSCI – EAFE Index	-30.50	9.69	3.96
Russell 3000 Index (1)	-21.52	5.70	1.71
Principal LifeTime 2010 Blended Index (2)	-12.16	4.81	3.75
Morningstar Target-Date 2000-2014 Category Average	-12.36	3.51	2.81
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 41.9% Russell 3000 Index, 15.1% MSCI EAFE NDTR–D Index, and 43.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended Index will be 40.9% Russell 3000 Index, 14.6% MSCI EAFE NDTR–D Index, and 44.5% Lehman Brothers Aggregate Bond Index.

PRINCIPAL LIFETIME 2015 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed–income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Management Fees	0.1225%
12b–1 Fees	0.2500
Other Expenses	0.3400

Total Gross Operating Fees and Expenses(1)	0.7125%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7000

Total Annual Operating Expenses	1.4125%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.7425% for Class R–3.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares

	1	3

Class R–3	$144	$447

PRINCIPAL LIFETIME 2020 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed–income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 '	03	10.23%
Lowest return for a quarter during the period of the bar chart above:	Q3 '	02	–7.78%

The year–to–date return as of September 30, 2008 for Class R–3 is -19.17% .

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-21.35	4.44	3.39
Standard & Poor’s 500 Index	-21.98	5.17	0.98
Lehman Brothers Aggregate Bond Index	3.65	3.78	5.09
MSCI – EAFE Index	-30.50	9.69	3.96
Russell 3000 Index (1)	-21.52	5.70	1.71
Principal LifeTime 2020 Blended Index (2)	-15.84	5.30	3.68
Morningstar Target–Date 2015–2029 Category Average	-18.44	4.28	2.66
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 51.1% Russell 3000 Index, 19.4% MSCI EAFE NDTR–D Index, and 30.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 50.4% Russell 3000 Index, 19.1% MSCI EAFE NDTR–D Index, and 30.5% Lehman Brothers Aggregate Bond Index.

PRINCIPAL LIFETIME 2025 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed–income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Management Fees	0.1225%
12b–1 Fees	0.2500
Other Expenses	0.3400

Total Gross Operating Fees and Expenses(1)	0.7125%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7400

Total Annual Operating Expenses	1.4525%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.7425% for Class R–3.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares

	1	3

Class R–3	$147	$456

PRINCIPAL LIFETIME 2030 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed–income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 '	03	11.44%
Lowest return for a quarter during the period of the bar chart above:	Q3 '	02	–9.99%

The year–to–date return as of September 30, 2008 for Class R–3 is -20.69% .

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-22.94	4.86	3.14
Standard & Poor’s 500 Index	-21.98	5.17	0.98
Lehman Brothers Aggregate Bond Index	3.65	3.78	5.09
MSCI – EAFE Index	-30.50	9.69	3.96
Russell 3000 Index (1)	-21.52	5.70	1.71
Principal LifeTime 2030 Blended Index (2)	-18.35	5.46	3.45
Morningstar Target–Date 2030+ Category Average	-22.90	4.93	2.22
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 57.3% Russell 3000 Index, 22.5% MSCI EAFE NDTR–D Index, and 20.2% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 56.7% Russell 3000 Index, 22.3% MSCI EAFE NDTR–D Index, and 21.0% Lehman Brothers Aggregate bond Index.

PRINCIPAL LIFETIME 2035 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed–income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Management Fees	0.1225%
12b–1 Fees	0.2500
Other Expenses	0.3400

Total Gross Operating Fees and Expenses(1)	0.7125%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7500

Total Annual Operating Expenses	1.4625%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.7425% for Class R–3.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares

	1	3

Class R–3	$149	$462

PRINCIPAL LIFETIME 2040 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed–income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 '	03	12.37%
Lowest return for a quarter during the period of the bar chart above:	Q3 '	02	–12.21%

The year–to–date return as of September 30, 2008 for Class R–3 is -21.70% .

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-24.01	5.11	3.17
Standard & Poor’s 500 Index	-21.98	5.17	0.98
Lehman Brothers Aggregate Bond Index	3.65	3.78	5.09
MSCI – EAFE Index	-30.50	9.69	3.96
Russell 3000 Index (1)	-21.52	5.70	1.71
Principal LifeTime 2040 Blended Index (2)	-20.14	5.73	3.32
Morningstar Target–Date 2030+ Category Average	-22.90	4.93	2.22
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 61.8% Russell 3000 Index, 24.7% MSCI EAFE NDTR–D Index, and 13.5% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 61.4% Russell 3000 Index, 24.6% MSCI EAFE NDTR–D Index, and 14.0% Lehman Brothers Aggregate Bond Index.

PRINCIPAL LIFETIME 2045 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed–income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Management Fees	0.1225%
12b–1 Fees	0.2500
Other Expenses	0.3600

Total Gross Operating Fees and Expenses(1)	0.7325%
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700

Total Annual Operating Expenses	1.5025%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.7425% for Class R–3.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares

	1	3

Class R–3	$153	$475

PRINCIPAL LIFETIME 2050 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed–income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 '	03	13.49%
Lowest return for a quarter during the period of the bar chart above:	Q3 '	02	–14.79%

The year–to–date return as of September 30, 2008 for Class R–3 is -22.09% .

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-24.47	5.46	2.63
Standard & Poor’s 500 Index	-21.98	5.17	0.98
Lehman Brothers Aggregate Bond Index	3.65	3.78	5.09
MSCI – EAFE Index	-30.50	9.69	3.96
Russell 3000 Index (1)	-21.52	5.70	1.71
Principal LifeTime 2050 Blended Index (2)	-21.06	6.21	3.27
Morningstar Target–Date 2030+ Category Average	-22.90	4.93	2.22
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR–D Index, and 10.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended Index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR–D Index, and 10.0% Lehman Brothers Aggregate Bond Index.

PRINCIPAL LIFETIME 2055 FUND

Principal Investment Strategies

The Fund invests in underlying Principal domestic and foreign equity, hybrid, and fixed–income funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund’s asset allocation will become more conservative over time.

Performance

As the inception date of the Fund is February 29, 2008, historical performance information is not available.

Estimated Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Management Fees	0.1225%
12b–1 Fees	0.2500
Other Expenses	0.4600

Total Gross Operating Fees and Expenses	0.8325%
Fee Reduction and/or Expense Reimbursement at Principal LifeTime Level(1)	0.0900

Net Expenses	0.7425
Acquired Fund (“Underlying Fund”) Operating Expenses	0.7700

Total Annual Operating Expenses	1.5125%

(1)	Principal has contractually agreed to limit the Fund’s expenses and, if necessary, pay expenses normally payable by the Fund through the period ending February 28, 2009. The expense limit will maintain a total level of operating expenses (not including underlying fund expenses) (expressed as a percent of average net assets on an annualized basis) not to exceed 0.7425% for Class R–3.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your cost would be:

Number of years you own your shares

	1	3

Class R–3	$154	$478

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Principal Investment Strategies

The Fund invests in underlying fixed–income funds, but also invests in underlying equity and hybrid funds according to an asset allocation strategy designed for investors seeking current income from their investment.

Performance

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 '	03	6.94%
Lowest return for a quarter during the period of the bar chart above:	Q3 '	02	–3.43%

The year–to–date return as of September 30, 2008 for Class R–3 is -12.84% .

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-13.98	2.95	2.90
Standard & Poor’s 500 Index	-21.98	5.17	0.98
Lehman Brothers Aggregate Bond Index	3.65	3.78	5.09
MSCI – EAFE Index	-30.50	9.69	3.96
Russell 3000 Index (1)	-21.52	5.70	1.71
Principal LifeTime Strategic Income Blended Index (2)	-3.30	5.34	4.50
Morningstar Target–Date 2000–2014 Category Average	-12.36	3.51	2.81
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (March 1, 2001).

(1)	The Manager and portfolio manager believe the Russell 3000 Index is a better representation of the universe of investment choices open to the Fund under its investment philosophy than the S&P 500 Index. The S&P 500 Index is also shown.

(2)	The weightings for this blended index as of March 31, 2007, were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR–D Index, and 75.0% Lehman Brothers Aggregate Bond Index. Effective March 31, 2008, the weightings for this blended index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR–D Index, and 75.0% Lehman Brothers Aggregate Bond Index.

Fees and Expenses of the Principal LifeTime Funds

The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Class R–3 shares of the Principal LifeTime Funds during the fiscal year ended October 31, 2007. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Principal LifeTime Funds through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2007.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Class R–3 Shares

							Principal
	Principal Principal Principal Principal				Principal		LifeTime
	LifeTime LifeTime LifeTime LifeTime				LifeTime		Strategic
	2010	2020	2030	2040	2050		Income
For the Year ended October 31, 2007	Fund	Fund	Fund	Fund	Fund(1)		Fund(1)

Management Fees	0.1225%	0.1225%	0.1225%	0.1225%	0.1225%		0.1225%
12b-1 Fees	0.2500	0.2500	0.2500	0.2500	0.2500		0.2500
Other Expenses*	0.3200	0.3200	0.3200	0.3200	0.3300		0.3300

Total Gross Operating Fees and Expenses	0.6925%	0.6925%	0.6925%	0.6925%	0.7025	%(1)	0.7025	%(1)
Acquired Fund (Underlying Fund) Operating Expenses	0.6500	0.7000	0.7300	0.7500	0.7600		0.5500

Total Annual Fund Operating Expenses	1.3425%	1.3925%	1.4225%	1.4425%	1.4625%		1.2525%
* Other Expenses Include:
Service Fee	0.17%	0.17%	0.17%	0.17%	0.17%		0.17%
Administrative Service Fee	0.15	0.15	0.15	0.15	0.15		0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses, including the operating expenses of the underlying funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Class R–3 Shares

	Number of years you own your shares

	1	3	5	10

Principal LifeTime 2010 Fund	$137	$425	$735	$1,615
Principal LifeTime 2020 Fund	142	441	762	1,671
Principal LifeTime 2030 Fund	145	450	778	1,705
Principal LifeTime 2040 Fund	147	456	788	1,727
Principal LifeTime 2050 Fund	149	462	799	1,749
Principal Strategic Income Fund	128	397	688	1,514

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provide certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub–advisor to provide asset allocation services to the Funds. The portfolio manager appointed by Principal for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers PGI have appointed for each Principal LifeTime Account are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Blake, Dunbar, Fennessey, Finnegan, Laschanzky, and Welch share day–today management of the Principal LifeTime Accounts according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Account's strategic or long–term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James Fennessey, CFA. Mr. Fennessey is a Vice President of Principal. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a B.S. in Business Administration, with an emphasis in Finance and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation.

Michael P. Finnegan, CFA. Mr. Finnegan is a Chief Investment Officer of Principal and Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University.

Randy L. Welch. Mr. Welch is a Vice President of Principal. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an M.B.A. from Drake University.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

David M. Blake, CFA. Mr. Blake is the executive director and chief investment officer of fixed income for Principal Global Investors. Prior to joining Principal Global Investors in 2000, he was a senior portfolio manager for Boatmen’s Capital Management, a subsidiary of Bank of America, where he began his career in 1989. Mr. Blake received both a bachelor’s degree and an MBA degree from Saint Louis University. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Tim Dunbar. Mr. Dunbar is executive director and head of equities for Principal Global Investors. In this capacity, he oversees the business management and strategic direction of the firm’s equity group on a global basis. He joined the firm in 1986 and has held a wide range of investment management roles and has been a member of the Principal Global Investors senior management team for nearly five years. Most recently, he was responsible for overseeing asset management merger and acquisition activities. Mr. Dunbar received a bachelor’s degree from Iowa State University.

Dirk Laschanzky, CFA. Mr. Laschanzky is a portfolio manager for PGI, responsible for portfolio implementation strategies, asset allocation and managing the midcap value and index portfolios. Prior to joining PGI in 1997, he was a portfolio manager and analyst for over seven years at AMR Investment Services. He earned an MBA and BA, both in Finance, from the University of Iowa. He has earned the right to use the Chartered Financial Analyst designation.

Messrs. Blake, Dunbar and Laschanzky share responsibility for the day–to–day management of the Principal LifeTime Accounts with Messrs. Fennessey, Finnegan and Welch, portfolio managers representing Principal. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Accounts’ strategic or long–term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 404-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

ULTRA SHORT BOND FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks current income while seeking capital preservation.

Investor Profile: The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed–income mutual fund.

Main Strategies and Risks

The Fund invests primarily in high quality, short–term fixed–income securities. Under normal circumstances, the Fund maintains a dollar–weighted effective maturity of not more than 2.5 years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or prepayable securities may be adjusted to reflect PGI's judgment regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its assets in:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  debt securities of U.S. issuers rated in the four highest grades by Standard & Poor’s Rating Service (“S&P”) or Moody's Investors Service, Inc. (“Moody’s”) or, if unrated, in the opinion of the PGI of comparable quality; and
  mortgage–backed securities representing an interest in a pool of mortgage loans.

The rest of the Fund’s assets may be invested in a variety of financial instruments, including securities in the fourth highest rating category or their equivalent. Securities in the fourth highest category are “investment grade.” While they are considered to have adequate capacity to pay interest and repay principal, they do have speculative characteristics. Changes in economic and other conditions are more likely to affect the ability of the issuer to make principal and interest payments than is the case with issuers of higher rated securities.

The Fund may invest up to 15% of its assets in below–investment grade fixed–income securities (“junk bonds”) and lend its portfolio securities to brokers, dealers, and other financial institutions. Fixed–income securities that are not investment grade are commonly referred to as junk bonds or high yield securities. These securities offer a higher yield than other higher rated securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies.

Under unusual market or economic conditions, the Fund may invest up to 100% of its assets in cash and cash equivalents.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month–end, were as follows (all ratings are by Moody’s):

53.17% in securities rated Aaa	14.21% in securities rated Baa	0.02% in securities rated Caa
7.89% in securities rated Aa	4.47% in securities rated Ba	0.03% in securities rated Ca
17.10% in securities rated A	3.09% in securities rated B	0.02% in securities rated C

The above percentages for Aaa, As, A, Baa, Ba and B rated securities include unrated securities in the amount of 0.04%, 0.03%, 0.19%, 0.02%, 0.02%, and 0.01% respectively, which have been determine by PGI to be of comparable quality.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund's use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

High Yield Securities Risk. Fixed–income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed–income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed–income securities. High yield securities are considered speculative by the major credit rating agencies.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed–income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk. Mortgage–backed and asset–backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

Ultra Short Bond	29.03%					33.04%	62.07%

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed–income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed–income securities. Like other fixed–income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund's securities do not affect interest income on securities already held by the fund but are reflected in the fund's price per share. Since the magnitude of these fluctuations generally is greater at times when a fund's average maturity is longer, under certain market conditions a fund may invest in short–term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage–backed securities issued by government–sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

PGI has been the Fund’s Sub–Advisor since June 15, 2001.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

On July 29, 2004, the Fund converted to a money market fund.
On May 27, 2005, the Fund converted to an ultra short term bond fund.
Highest return for a quarter during the period of the bar chart above:	Q3 '	06	1.33%
Lowest return for a quarter during the period of the bar chart above:	Q3 '	07	–2.01%

The year–to–date return as of September 30, 2007 for the Class R–3 is -11.70% .

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-13.44	-1.05	0.32
6–Month LIBOR Index	3.98	3.68	3.22
Morningstar Ultrashort Bond Category Average	-3.90	1.64	1.88
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 began operations (June 15, 2001).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.40%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	0.98%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$100	$312	$542	$1,201

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal's address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Zeid Ayer, Ph.D., CFA. Mr. Ayer is a portfolio manager at PGI. He is a co–manager of the ultra short and short–term bond portfolios. He is also head of the Structured Debt group that covers asset–backed securities (ABS) and nonagency mortgage–backed securities (MBS). He joined PGI in 2001 and is the primary analyst responsible for mortgage–related ABS and non–agency MBS investments. Previously, Mr. Ayer was an assistant vice president at PNC Financial Services Group. He earned a doctorate in Physics from the University of Notre Dame, a master’s in Computational Finance from Carnegie Mellon University and a Bachelor’s degree in Physics from St. Xavier’s College, Bombay University. He has earned the right to use the Chartered Financial Analyst designation.

Craig Dawson, CFA. Mr. Dawson is a portfolio manager at PGI. He is co–manager of the ultra short and short term bond portfolios. He joined the firm in 1998 as a research associate, then moved into a portfolio analyst role before moving into a portfolio manager position in 2002. He earned an MBA and a Bachelor’s degree in Finance from the University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 461-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

DISCIPLINED LARGECAP BLEND FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Main Strategies and Risks

The Fund invests primarily in common stocks of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor’s (“S&P”) 500 Index (as of December 31, 2007 this range was between approximately $0.7 billion and $511.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.

In selecting securities for investment, the Sub–Advisor, PGI, looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below “fair value” for these stocks will result in investment management success. PGI’s investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk–managed portfolio to maximize return potential by controlling risk.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

Disciplined LargeCap Blend Fund	4.31%	10.54%	9.81%	4.97%	2.06%	0.54%	32.23%

The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2007.

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Disciplined LargeCap Blend Fund	13.70%	1.25%	14.46%	1.18%	10.21%	40.80%

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

PGI has been the Fund’s Sub–Advisor since December 30, 2002.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	14.80%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘	03	–3.40%

The year–to–date return as of September 30, 2008 for Class R–3 is -21.16%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-22.90	4.94	6.72
Standard & Poor’s 500 Index	-21.98	5.17	7.00
Morningstar Large Blend Category Average	-22.45	4.84	6.38
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 was first sold (December 30, 2002).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees		0.56%
12b–1 Fees		0.25
Other Expenses*		0.33

	Total Annual Fund Operating Expenses	1.14%
*Other Expenses which include:
Service Fee		0.17%
Administrative Service Fee		0.15

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$116	$362	$628	$1,386

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

Jeffrey A. Schwarte, CFA, CPA. Mr. Schwarte is a portfolio manager at PGI. He manages the large–cap core portfolios and is co–portfolio manager on the midcap value strategies. He joined the firm in 1993 as a staff auditor and has held various positions before moving to an equity research position in 2000. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a Certified Public Accountant, a Certified Internal Auditor, and a Fellow of the Life Management Institute (FLMI).

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 703-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

LARGECAP VALUE FUND I PROFILE

(formerly known as Partners LargeCap Value Fund I)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): UBS Global Asset Management (Americas) Inc. (“UBS Global AM”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies and Risks

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Value Index (as of December 31, 2007 this range was between approximately $0.5 billion and $527.8 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

In selecting securities, UBS Global AM focuses on, among other things, identifying discrepancies between a security’s fundamental value and its market price. In this context, the fundamental value of a given security is the assessment of UBS Global AM of what a security is worth. UBS Global AM seeks to select securities with fundamental values that it estimates to be greater than its market value at any given time. For each stock under analysis, UBS Global AM bases its estimates of fundamental value upon economic, industry and company analysis, as well as upon a company’s management team, competitive advantage and core competencies. UBS Global AM then compares its assessment of a security’s value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. UBS Global AM derives investment value and organizes collective investment insights with an emphasis on primary research and company visits.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

LargeCap Value Fund I	4.48%	11.44%	11.56%	6.41%	2.93%	–%	36.82%

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

UBS Global AM has been the Fund’s Sub–Advisor since June 1, 2004.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	06	7.45%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘	07	–5.02%

The year–to–date return as of September 30, 2008 for Class R–3 is -19.37%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Life of Fund*

Class R–3	-23.42	3.52
Russell 1000 Value Index	-23.56	4.62
Morningstar Large Value Category Average	-23.87	2.86
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 shares were first sold (June 1, 2004).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.79%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.37%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$139	$434	$750	$1,646

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), a Delaware corporation located at One North Wacker, Chicago, IL 60606, is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the “Group”) of UBS AG.

Thomas Cole, Thomas Digenan, Scott Hazen, and John Leonard are the members of the North American Equities investment management team primarily responsible for the day–to–day management of the Fund. Mr. Cole as the head of the investment management team leads the portfolio construction process and reviews the overall composition of the Fund’s portfolio to ensure compliance with its stated investment objectives and strategies. Mr. Digenan, Mr. Hazen, and Mr. Leonard work closely with Mr. Cole on portfolio construction and ensuring that Fund investment objectives are met.

Thomas M. Cole, CFA. Mr. Cole is Head of North American Equities, Research Director for North American Equities, and a Managing Director at UBS Global Asset Management. Mr. Cole has been an investment professional with UBS Global Asset Management since 1985 and a portfolio manager of the Fund since 2001. He has earned the right to use the Chartered Financial Analyst designation.

Thomas J. Digenan, CFA, CPA. Mr. Digenan has been a North American Equity Strategist at UBS Global Asset Management since 2001, and is a Managing Director of UBS Global Asset Management. Mr. Digenan was President of The UBS Funds from 1993 to 2001. He has been a portfolio manager of the Fund since 2001. He has earned the right to use the Chartered Financial Analyst designation.

Scott C. Hazen, CFA. Mr. Hazen has been a North American Equity Strategist at UBS Global Asset Management since 2004, and is an Executive Director of UBS Global Asset Management. From 1992 until 2004, Mr. Hazen was a Client Service and Relationship Management professional with UBS Global Asset Management. He has been a portfolio manager of the Fund since 2004. He has earned the right to use the Chartered Financial Analyst designation.

John C. Leonard, CFA. Mr. Leonard is Global Head of Equities and a Member of the UBS Group Managing Board. He has been an investment professional with UBS Global Asset Management since 1991, and a portfolio manager of the Fund since its inception. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 704-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

SMALLCAP GROWTH FUND III PROFILE

(formerly known as Partners SmallCap Growth Fund III)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Mazama Capital Management, Inc. (“Mazama”) and Columbus Circle Investors (“CCI”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund pursues its investment objective by investing primarily in equity securities. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with small market (those with market capitalizations similar to the Russell 2500 Growth Index (as of December 31, 2007, the range was between approximately $0.05 billion and $20.6 billion)), at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

Mazama manages its allocated portion of the Fund’s portfolio using a bottom–up approach to security selection. The firm utilizes a proprietary model as the framework for security selection and portfolio construction decisions. Mazama’s security selection process beings by screening a universe of over 1,500 companies within the market capitalization range of the securities in the Russell 2500 Growth Index for desirable financial characteristics. Mazama employs a proprietary price/performance model to identify a group of 300 to 400 companies that, in its judgment, may represent attractive investment opportunities. The model takes into account both quantitative and qualitative factors in order to identify companies that meet certain criteria. These factors include: (i) the quality of management and key personnel; (ii) the company’s ability to meet or exceed earnings estimates; (iii) estimated return on equity divided by a company’s forward price–to–earnings ratio; and (iv) estimated earnings growth divided by a company’s forward price to earnings ratio. Companies passing the initial screening are further analyzed by Mazama using rigorous fundamental analysis.

Mazama’s determination to sell a security from the Fund’s portfolio is based on either a deterioration in the company’s fundamentals or by a reduction in ranking due to price appreciation which is then reflected in a lower Price/ Performance Model score.

The Sub–Advisor, CCI, uses a bottom–up approach (focusing on individual stock selection rather than forecasting stock market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in–depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal determines the portion of the Fund’s assets to be managed by the Sub–Advisors and may, from time to time, reallocate Fund assets among the Sub–Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub–Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub–Advisor’s firm or investment professionals, or changes in the number of Sub–Advisors. Ordinarily, reallocations of fund assets among Sub–Advisors will generally occur as a Sub–Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub–Advisors.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

SmallCap Growth Fund III	7.70%	19.32%	13.96%	7.27%	3.18%	–%	51.43%

Mazama has been the Fund’s Sub–Advisor since June 1, 2004. CCI was added as an additional Sub–Advisor on December 15, 2006.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q1 ‘	06	11.68%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘	06	–11.23%

The year–to–date return as of September 30, 2008 for Class R–3 is -26.81%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Life of Fund*

Class R–3	-30.90	0.43
Russell 2500 Growth Index	-20.70	4.27
Morningstar Small Growth Category Average	-23.01	2.59
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results for the index(es) shown are measured from the date the Class R-3 was first sold (June 1, 2004).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	1.10%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.68%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$171	$530	$913	$1,987

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY-TO-DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Columbus Circle Investors (“CCI”) is an affiliate of PGI and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902.

Clifford G. Fox, CFA. Mr. Fox, Portfolio Manager, joined CCI in 1992. He received an MBA from the Stern School of Business, New York University and a BS from the Wharton School, University of Pennsylvania. Mr. Fox has earned the right to use the Chartered Financial Analyst designation and is a member of the New York Society of Security Analysts.

Sub-Advisor: Mazama Capital Management, Inc. (“Mazama”) is an independent employee–owned money management firm specializing in small and mid cap growth investing for institutional clients. The firm is headquartered at One Southwest Columbia Street, Suite 1500, Portland Oregon 97258.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Gretchen Novak, CFA. Ms. Novak joined Mazama in 1999. Ms. Novak is responsible for researching small & mid cap growth consumer discretionary and consumer staple companies and participates in the security selection process for the Fund(s). She also serves as Portfolio Manager, supporting Mr. Sauer and Mr. Brink in the overall management of the Fund(s). She earned her BA in Business Administration with concentration in finance from the University of Washington in 1994, graduating cum laude and elected to Phi Beta Kappa and Beta Gamma Sigma honor society. She has earned the right to use the Chartered Financial Analyst designation.

Joel Rubenstein. Mr. Rubenstein serves as an Associate Portfolio Manager, supporting the overall management of the Fund(s). He has worked as an equity research analyst for Mazama for the last four years. Prior to joining Mazama, he was employed by Banc of America Securities for two years as a senior equity research associate in the technology group. Mr. Rubenstein earned a MBA in finance and a Bachelor of Arts degree in Economics from UCLA.

Ronald A. Sauer. Mr. Sauer, Chief Investment Officer, is founder of Mazama and has been its Chief Executive Officer and Senior Portfolio Manager since the founding of the firm in 1997. Mr. Sauer has overall responsibility for the management of the Investment Team, oversees the portfolio construction process, conducts research and participates in the security selection process for the Fund(s). Mr. Sauer received his BA Finance from the University of Oregon in 1980.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 705-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

SMALLCAP VALUE FUND II PROFILE

(formerly known as Partners SmallCap Value Fund II)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Dimensional Fund Advisors (“Dimensional”) and Vaughan Nelson Investment Management, LP (“Vaughan Nelson”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth and willing to accept volatile fluctuations in the value of their investment.

Main Strategies and Risks

As a non–fundamental policy, under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small market capitalization companies. Up to 25% of the Fund’s assets may be invested in foreign securities.

Dimensional invests Fund assets primarily in a diversified group of equity securities of small U.S. companies which Dimensional believes to be value stocks at the time of purchase. Dimensional considers small companies to be companies whose market capitalizations are generally in the lowest 10% of total market capitalization or companies whose market capitalizations are smaller than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Under Dimensional’s market capitalization guidelines described above, as of December 31, 2007, the market capitalization of a small cap company was defined by the 10% market capitalization guideline, which was $2.46 billion or below. This dollar amount will change due to market conditions. When implementing its strategy, Dimensional will generally purchase securities of companies that are in the lowest 8% of total market capitalization but may also purchase securities of companies above this range that are considered small cap companies under Dimensional’s market capitalization guidelines.

Dimensional considers a security to be a value stock primarily because the company’s shares have a high book value in relation to their market value (a “book–to–market ratio”). In assessing value, Dimensional may consider additional factors such as price to cash flow or price–to–earnings ratios, as well as economic conditions and developments in the issuer’s industry. The criteria Dimensional uses for assessing value are subject to change from time to time.

Dimensional uses a market capitalization weighted approach in determining individual security weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by Dimensional for a variety of factors. Dimensional may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by Dimensional given market conditions. Dimensional may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. Dimensional may exclude the stock of a company that meets applicable market capitalization criterion if adjustments will result in a deviation from traditional market capitalization weighting.

Vaughan Nelson considers U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of December 31, 2007, this range was between approximately $0.03 billion and $6.1 billion)) at the time of purchase. Under normal market conditions, the portion of the Fund sub–advised by Vaughan Nelson invests at least 80% of its assets in equity securities of such companies.

Vaughan Nelson invests in small capitalization companies with a focus on absolute return using a bottom–up value oriented investment process. Vaughan Nelson seeks companies with the following characteristics, although not all of the companies it selects will have these attributes:

  companies earning a positive economic margin with stable–to–improving returns;
  companies valued at a discount to their asset value; and
  companies with an attractive dividend yield and minimal basis risk.

In selecting investments, Vaughan Nelson generally employs the following strategy:

  value–driven investment philosophy that selects stocks selling at attractive values based upon anticipated fundamentals of the business. Vaughan Nelson selects companies that it believes are out–of–favor or misunderstood;
  Vaughan Nelson starts with an investment universe of 5,000 securities, then, using value–driven screens, creates a research universe of companies with market capitalizations of at least $100 million; and
  uses fundamental analysis to construct a portfolio of securities that Vaughan Nelson believes has an attractive return potential.

Vaughan Nelson will generally sell a stock when it reaches Vaughan Nelson’s price target, when the issuer shows a deteriorating financial condition, or when it has repeated negative earnings surprises.

Principal determines the portion of the Fund’s assets to be managed by the Sub–Advisors and may, from time to time, reallocate Fund assets among the Sub–Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub–Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub–Advisor’s firm or investment professionals, or changes in the number of Sub–Advisors. Ordinarily, reallocations of fund assets among Sub–Advisors will generally occur as a Sub–Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub–Advisors.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Dimensional has been the Fund’s Sub–Advisor since June 1, 2004. Vaughan Nelson was added as an additional Sub–Advisor of October 3, 2005.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q1 ‘	06	13.74%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘	07	–7.70%

The year–to–date return as of September 30, 2008 for Class R–3 is -14.02%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Life of Fund*

Class R–3	-20.63	3.67
Russell 2000 Value Index	-12.25	6.52
Morningstar Small Value Category Average	-15.71	4.93
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 was first sold (June 1, 2004).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	1.00%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.58%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$161	$499	$860	$1,878

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY-TO-DAY MANAGEMENT

The Manager has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Dimensional Fund Advisors Inc. (“Dimensional”), located at 1299 Ocean Avenue, Santa Monica, CA 90401, is a registered investment advisor.

Dimensional uses a team approach in managing the SmallCap Value Fund II. The investment team includes the Investment Committee of Dimensional, portfolio managers and all other trading personnel.

The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually. As of the date of this Prospectus, the Investment Committee has seven members. Investment decisions for the Portfolio are made by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and review all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily decisions regarding the portfolios including running buy and sell programs based on the parameters established by the Investment Committee. Robert T. Deere coordinates the efforts of all other portfolio managers and trading personnel with respect to domestic equity portfolios. For this reason, Dimensional has identified Mr. Deere as primarily responsible for coordinating the day–to–day management of the Fund.

Mr. Deere is a Portfolio Manager and Vice President of Dimensional and a member of the Investment Committee. Mr. Deere received his M.B.A from the University of California at Los Angeles in 1991. He also holds a B.S. and a B.A. from the University of California at San Diego. Mr. Deere joined Dimensional in 1991 and has been responsible for the domestic equity portfolios since 1994.

The statement of additional information provides information about Mr. Deere’s compensation, other accounts managed by Mr. Deere, and Mr. Deere’s ownership of Fund shares.

Sub-Advisor: Vaughan Nelson Investment Management, LP (“Vaughan Nelson”) is located at 600 Travis Street, Suite 6300, Houston, Texas 77002. Founded in 1970, Vaughan Nelson is a subsidiary of Natixis Global Asset Management L.P.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Chris D. Wallis, CFA. Mr. Wallis, a Senior Portfolio Manager of Vaughan Nelson, joined the firm in 1999. He received a B.B.A. from Baylor University and an M.B.A. from Harvard Business School. Mr. Wallis holds the designation of Chartered Financial Analyst and has over 15 years of investment/financial analysis and accounting experience.

Scott J. Weber. Mr. Weber, a Portfolio Manager of Vaughan Nelson, joined the firm in 2003. Prior to joining Vaughan Nelson, he was a vice president from 2001 to 2003 and a senior associated from 2000 to 2001 of RBC Capital Markets. Mr. Weber received a B.S. from the University of the South and an M.B.A. from Tulane University. Mr. Weber holds the designation of Chartered Financial Analyst and has over 10 years of investment management and financial analysis experience.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 706-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

PREFERRED SECURITIES FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Spectrum Asset Management, Inc. (“Spectrum”)

Objective:

The Fund seeks to provide current income.

Investor Profile: The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Main Strategies and Risks

The Fund invests primarily in preferred securities of U.S. companies rated BBB or higher by Standard & Poor’s Rating Service (“S&P”) or Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of the Sub–Advisor, Spectrum. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund’s assets may be invested in common stocks, debt securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets. Preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed–income securities. The fixed–income payments are expected to be the primary source of long–term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non–diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Non–Diversification Risk. A fund that is non–diversified may invest a high percentage of its assets in the securities of a small number of companies. This may result in more volatile performance relative to more diversified funds. The less diversified a fund’s holdings are, the more a specific stock's poor performance is likely to affect the fund’s performance.

Real Estate Securities Risk. Real estate investment trusts (“REITs”) or other real estate–related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

  may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  are subject to cash flow dependency and defaults by borrowers; and
  could fail to qualify for tax–free pass–through of income under the Internal Revenue Code.

REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Sector Risk. When a fund’s investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

Preferred Securities Fund	13.35%	22.69%	15.75%	5.99%	2.08%	4.42%	64.28%

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed–income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed–income securities. Like other fixed–income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund’s securities do not affect interest income on securities already held by the fund but are reflected in the fund’s price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short–term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage–backed securities issued by government–sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Spectrum has been the Fund’s Sub–Advisor since May 1, 2002.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	5.40%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘	07	–6.13%

The year–to–date return as of September 30, 2008 for Class R–3 is -22.03%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-26.81	-3.92	-1.36
65% Merrill Lynch Fixed Rate Preferred Securities Index/
35% Lehman Brothers U.S. Tier I Capital Securities Index(1)	-33.38	-5.12	-1.59
Lehman Brothers US Tier I Capital Securities Index	-24.78	-2.66	1.29
Merrill Lynch Fixed Rate Preferred Securities Index	-38.13	-6.60	-3.26
Merrill Lynch Hybrid Preferred Securities Index	-30.74	-4.57	-1.72
Morningstar Intermediate–Term Bond Category Average	-2.45	2.15	3.29
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Institutional Class was first sold (May 1, 2002).

(1)	The Manager and portfolio managers believe this index is a better representation of the universe of investment choices open to the Fund under its investment philosophy. The former index, Merrill Lynch Hybrid Preferred Securities Index, is also shown.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.74%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.32%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$134	$418	$723	$1,590

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”) is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal Financial Group. Spectrum was founded in 1987. Its address is 4 High Ridge Park, Stamford, CT 06905.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

L. Phillip Jacoby. Mr. Jacoby is Sr. Vice President and Portfolio Manager for Spectrum and chairman of Spectrum’s Investment Committee. Prior to joining Spectrum in 1995, he was a senior investment officer as USL Capital Corporation, a subsidiary of Ford Motor Corporate, and co–managed a $600 million preferred stock portfolio. He earned his BS in Finance from Boston University.

Bernard M. Sussman. Mr. Sussman is Chief Investment Officer of Spectrum and Chair of its Investment Committee. Prior to joining Spectrum in 1995, Mr. Sussman was a general partner and head of the Preferred Stock area of Goldman Sachs & Co. He was responsible for sales, trading and underwriting for all preferred products and was instrumental in the development of the hybrid (MIPS) market. He earned both an MBA in Finance and a B.A. in Industrial Relations from Cornell University.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 707-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

SMALLCAP VALUE FUND I PROFILE

(formerly known as Partners SmallCap Value Fund I)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Mellon Capital Management Corporation (“Mellon Capital”) and J.P. Morgan Investment Management, Inc. (“J.P. Morgan”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth and willing to accept volatile fluctuations in the value of their investment.

Main Strategies and Risks

The Fund invests primarily in a diversified group of equity securities of U.S. companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Value Index (as of December 31, 2007, this range was between approximately $0.03 billion and $6.1 billion)) at the time of purchase. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of such companies. Emphasis is given to those companies that exhibit value characteristics. Up to 25 of the Fund’s assets may be invested in foreign securities. The Fund may also purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

J.P. Morgan uses a combination of quantitative and fundamental research, and then implements a disciplined portfolio construction process to build a portfolio. It seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the U.S. small company value universe, represented by the Russell 2000®Value Index. J.P. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable valuation and momentum factor rankings. J.P. Morgan ranks these companies within economic sectors according to their relative attractiveness. J.P. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Under normal market conditions, the portion of the Fund sub–advised by J.P. Morgan will have sector weightings comparable to that of the U.S. small company value universe though it may under or over–weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small company universe, it generally becomes a candidate for sale.

The portion of the Fund managed by J.P. Morgan seeks to provide full exposure to the equity market by investing in derivative securities such as index futures that reduce the impact of cash positions on performance relative to the benchmark.

In selecting investments for the Fund, Mellon Capital uses a disciplined investment process that combines fundamental analysis and risk management with a multi–factor model that searches for undervalued stocks. Undervalued stocks are those selling at a low price relative to their profits and prospective earnings growth. The stock evaluation process uses several different characteristics, including changes in earnings estimates and change in price–to–earnings ratios, in an attempt to identify value among individual stocks.

Rather than using broad economic or market trends, Mellon Capital selects stocks on a company–by–company basis. To ensure ample diversification, the portion of the Fund’s assets managed by Mellon Capital are allocated among industries and economic sectors in similar proportions to those of the Index. The portfolio is generally kept broadly diversified in an attempt to capture opportunities that may be realized quickly during periods of above–average market volatility. By maintaining such a diversified stance, stock selection drives performance.

Since the Fund has a long–term investment perspective, Mellon Capital does not intend to respond to short–term market fluctuations or to acquire securities for the purpose of short–term trading.

Principal determines the portion of the Fund’s assets to be managed by the Sub–Advisors and may, from time to time, reallocate Fund assets among the Sub–Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub–Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub–Advisor’s firm or investment professionals, or changes in the number of Sub–Advisors. Ordinarily, reallocations of fund assets among Sub–Advisors will generally occur as a Sub–Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub–Advisors.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Sector Risk. When a fund’s investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

SmallCap Value Fund I	–%	–%	6.42%	4.32%	2.28%	–%	13.02%

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

J.P. Morgan has been the Fund’s Sub–Advisor since December 30, 2002. Mellon Capital was added as an additional Sub–Advisor on August 8, 2005.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	23.20%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘	07	–8.12%

The year–to–date return as of September 30, 2008 for Class R–3 is -9.46%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Life of Fund*

Class R–3	-16.82	7.88	11.52
Russell 2000 Value Index	-12.25	9.45	12.52
Morningstar Small Value Category Average	-15.71	7.95	10.83
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R-3 was first sold (December 30, 2002).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	1.00%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.58%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$161	$499	$860	$1,878

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY-TO-DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: J.P. Morgan Investment Management Inc. (“J.P. Morgan”), 245 Park Avenue, New York, NY 10167 is an indirect wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), a bank holding company.

J.P. Morgan offers a wide range of services to governmental, institutional, corporate, and individual customers and acts as investment advisor to individual and institutional clients.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Christopher T. Blum, CFA. Managing Director of J.P. Morgan. Mr. Blum is a portfolio manager in the U.S. Quantitative Small Cap Equity Group. He rejoined the firm in 2001. Previously, he spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years with J.P. Morgan where he focused on structured small–cap core and small–cap value accounts. He earned his BBA in Finance at the Bernard M. Baruch School for Business and is a holder of the CFA designation.

Dennis S. Ruhl, CFA. Mr. Ruhl, Vice President of J.P. Morgan, joined the company in 1999. He is a portfolio manager in the U.S. Quantitative Small Cap Equity Group. His current responsibilities include managing structured small cap core and value accounts. Previously, he worked on quantitative equity research (focusing on trading) as well as business development. Mr. Ruhl earned Bachelor’s degrees in Mathematics and Computer Science and a Master’s degree in Computer Science, all from MIT. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation (“Mellon”).

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Ronald P. Gala, CFA. Mr. Gala is a Senior Vice President and principal of Mellon Capital and joined the firm in 1993. Mr. Gala earned an MBA in Finance from the University of Pittsburgh and a BS in Business Administration from Duquesne University. He has earned the right to use the Chartered Financial Analyst designation.

Peter D. Goslin, CFA. Mr. Goslin is a Vice President and Portfolio Manager with Mellon Capital. Before joining Mellon Capital in 1999, Mr. Goslin spent over four years with Merrill Lynch. During his tenure with Merrill, he worked as a NASDAQ market maker and an equity index options proprietary trader. Prior to that, he ran Merrill’s S&P options desk at the Chicago Mercantile Exchange. Mr. Goslin earned his MBA in Finance at the University of Notre Dame Graduate School of Business following a BS in Finance from St. Vincent College. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 709-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

INTERNATIONAL FUND I PROFILE

(formerly known as Partners International Fund)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Pyramis Global Advisors, LLC (“Pyramis”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non–U.S. currencies.

Main Strategies and Risks

The Sub–Advisor, Pyramis, normally invests the Fund’s assets primarily in non–U.S. securities. Pyramis normally invests the Fund’s assets primarily in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the MSCI EAFE (Europe, Australia, Far East) Index – ND (as of December 31, 2007 this range was between approximately $326 million and $460 billion)) at the time of purchase. Pyramis normally diversifies the Fund’s investments across different countries and regions. In allocating the investments across countries and regions, Pyramis will consider the size of the market in each country and region relative to the size of the international market as a whole.

In buying and selling securities for the Fund, Pyramis relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Fund, Pyramis invests for the long term and selects those securities it believes offer strong opportunities for long–term growth of capital and are attractively valued.

Pyramis may use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the Fund’s exposure to changing security prices or other factors that affect security values. If Pyramis’s strategies do not work as intended, the Fund may not achieve its objective.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.
  SmallCap: A fund’s strategy of investing in small cap stocks carries the risk that in certain markets small cap stocks will underperform mid cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

International Fund I	4.64%	11.33%	11.17%	6.06%	2.55%	0.69%	36.44%

Pyramis has been the Fund’s Sub–Advisor since December 29, 2003.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	04	14.54%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘	05	–0.59%

The year–to–date return as of September 30, 2008 for Class R–3 is -28.96%

The bar chart above shows year–by–year total returns for the Class R–3 shares. For periods prior to the first full calendar year of operations of the Fund’s Class R–3 shares, the annual returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect fees and expenses of the Class R–3 shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Life of Fund*

Class R–3	-29.20	7.19
MSCI EAFE Index – ND	-30.50	6.63
Morningstar Foreign Large Blend Category Average	-30.24	6.38
Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Institutional Class was first sold (December 29, 2003).

For periods prior to the date on which the Class R–3 began operations (June 1, 2004), its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the Class R–3. The adjustments result in performance (for the period prior to the date Class R–3 began operations) that is no higher than the historical performance of the Institutional Class shares.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	1.08%
12b–1 Fees	0.25
Other Expenses*	0.36

Total Annual Fund Operating Expenses(1)	1.69%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$172	$533	$918	$1,998

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Pyramis Global Advisors, LLC (“Pyramis”) is the Sub–Advisor. Pyramis’s address is 53 State Street, Boston, MA 02109.

Cesar E. Hernandez, CFA. Mr. Hernandez is a Senior Vice President and Portfolio Manager at Pyramis. He developed the Select International discipline at Pyramis and has been responsible for managing Select International portfolios on behalf of institutional investors since the discipline’s inception. Mr. Hernandez earned his B.S. from the Universidad Simon Bolivar and his M.B.A. from Babson College. He has earned the right to use the Chartered Financial Analyst designation and is a member of the Boston Security Analysts Society.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 711-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MIDCAP VALUE FUND I PROFILE

(formerly known as Partners MidCap Value Fund I)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Goldman Sachs Asset Management, L.P. (“GSAM”) and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth and willing to accept short–term fluctuations in the value of investments.

Main Strategies and Risks

Under normal market circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity investments in mid–cap issuers with a medium market capitalization (those with market capitalizations similar to companies in the Russell MidCap Value Index (as of December 31, 2007, the range was between approximately $0.5 billion and $42.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest up to 25% of its net assets in securities of foreign companies, including securities of issuers in emerging countries and securities quoted in foreign currencies.

GSAM selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long–term earnings prospects, growth rate, free cash flow and/or dividend–paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

LA Capital employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market–based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell MidCap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal determines the portion of the Fund’s assets to be managed by the Sub–Advisors and may, from time to time, reallocate Fund assets among the Sub–Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub–Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub–Advisor’s firm or investment professionals, or changes in the number of Sub–Advisors. Ordinarily, reallocations of fund assets among Sub–Advisors will generally occur as a Sub–Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub–Advisors.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Emerging Market Risk. Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, certain economic problems. These may include: high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Sector Risk. When a fund’s investments are concentrated in a particular industry or sector of the economy (e.g., real estate, technology, financial services), they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. Funds concentrating in a particular industry sector tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. A fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory, and other factors affecting that industry or sector.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

MidCap Value Fund I	–%	4.08%	4.72%	2.47%	1.10%	–%	12.37%

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

GSAM has been the Fund’s Sub–Advisor since December 29, 2003. LA Capital was added as an additional Sub–Advisor on October 3, 2005.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	04	12.61%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘	07	–3.43%

The year–to–date return as of September 30, 2008 for Class R–3 is -16.12%

The bar chart above shows year–by–year total returns for the Class R–3 shares. For periods prior to the first full calendar year of operations of the Fund’s Class R–3 shares, the annual returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect fees and expenses of the Class R–3 shares. Each class of shares of the Fund invests in the same portfolio of securities, and the annual returns of each class will differ only to the extent the classes do not have the same expenses.

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Life of Fund*

Class R–3	-19.00	6.92
Russell Midcap Value Index	-20.50	7.28
Morningstar Mid–Cap Value Category Average	-21.33	4.70
Index performance does not reflect deductions for fees, expenses or taxes.

*	Lifetime results are measured from the date the Institutional Class was first sold (December 29, 2003).

For periods prior to the date on which the Class R–3 began operations (June 1, 2004), its returns are based on the performance of the Fund’s Institutional Class shares adjusted to reflect the fees and expenses of the Class R–3. The adjustments result in performance (for the period prior to the date Class R–3 began operations) that is no higher than the historical performance of the Institutional Class shares.

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.99%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.57%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$160	$496	$855	$1,867

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY-TO-DAY MANAGEMENT

The Manager has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”) has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”). GSAM’s principal office is located at 32 Old Slip, New York, NY 10005.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Andrew Braun. Mr. Braun is a Managing Director and Portfolio Manager at GSAM. Mr. Braun joined GSAM as a mutual fund product development analyst in July 1993. From January 1997 to April 2001, he was a research analyst on the Value team. He became a portfolio manager in May 2001.

Sean Gallagher. Mr. Gallagher is a Managing Director and Portfolio Manager at GSAM. Mr. Gallagher joined GSAM as a research analyst in May 2000. He became a portfolio manager in December 2001. From October 1993 to May 2000, he was a research analyst at Merrill Lynch Asset Management.

Eileen Rominger. Ms. Rominger is a Managing Director, Chief Investment Officer and Portfolio Manager at GSAM. Ms. Rominger joined GSAM as a portfolio manager and Chief Investment Officer of the Value team in August 1999. From 1981 to 1999, she worked at Oppenheimer Capital, most recently as a senior portfolio manager.

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) is an independent, employee–owned firm. It is located at 11150 Santa Monica Boulevard, Los Angeles, CA 90025.

Day–to–day portfolio management is performed by an investment management team. Current members of the team include: Thomas D. Stevens, CFA, Chairman; Hal W. Reynolds, CFA, Chief Investment Officer; David R. Borger, CFA, Director of Research; Stuart K. Matsuda, Director of Trading; and Christine M. Kugler, Director of Implementation.

David R. Borger, CFA. Director of Research and Principal, L.A. Capital. Mr. Borger co–founded L.A. Capital in 2002 and is responsible for the development and management of the Dynamic Alpha Model (the firm’s proprietary stock selection model). Prior to co–founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He earned a BS from the Wittenberg University and an MA and MBA from the University of Michigan. He has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler. Director of Implementation and Principal, L.A. Capital. Ms. Kugler was with L.A. Capital at its founding and became a Principal in January of 2004. Prior to joining L.A. Capital she worked at Wilshire Associates. She earned a BA from the University of California, Santa Barbara.

Stuart K. Matsuda. Director of Trading and Principal, L.A. Capital. Mr. Matsuda co–founded L.A. Capital in 2002. Prior to co–founding L.A. Capital, he was Vice President and principal at Wilshire Associates where he also served as Wilshire Asset Management’s Director of Trading. He earned a BBA from the University of Hawaii and an MBA from California State University Northridge.

Hal W. Reynolds, CFA. Chief Investment Officer and Principal, L.A. Capital. Mr. Reynolds co–founded L.A. Capital in 2002. Prior to co–founding L.A. Capital, he was Managing Director and Principal at Wilshire Associates. He joined the consulting division of Wilshire Associates in 1989 where he served as a senior consultant and also designed the Wilshire Compass (the firm’s asset allocation and manager optimization technology system). In 1989, he joined Wilshire Asset Management as Chief Investment Officer. Mr. Reynolds earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. He has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens, CFA. Chairman and Principal, L.A. Capital. Mr. Stevens co–founded L.A. Capital in 2002. Prior to co–founding L.A. Capital, he was Senior Managing Director and Principal at Wilshire Associates. He joined Wilshire in 1980 and for six years directed its Equity Division, overseeing the delivery of the Equity and Index Fund Management Services. In 1986, he assumed responsibility for Wilshire Asset Management and for the next 16 years headed that division. Mr. Stevens earned a BBA and MBA from the University of Wisconsin. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 713-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

INFLATION PROTECTION FUND PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Principal Global Investors, LLC (“PGI”)

Objective: The Fund seeks to provide current income and real (after–inflation) total returns.

Investor Profile: The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Main Strategies and Risks

Under normal circumstances, the Fund invests primarily in inflation protected debt securities. Inflation protected debt securities are designed to provide a “real rate of return” – a return after adjusting for the impact of inflation. Inflation – a rise in the general price level – erodes the purchasing power of an investor’s portfolio. For example, if an investment provides a “nominal” total return of 8% in a given year and inflation is 3% during that period, the inflation–adjusted, or real, return is 5%. The investment’s inflation adjustment is based on a designated inflation index (such as the Consumer Price Index for Urban Consumers) and typically is applied monthly to the principal of the security. The fixed coupon rate of the security is based on the adjusted principal so that as inflation increases, both the principal value and the interest payments increase. Because this inflation adjustment feature is designed to mitigate a major risk, inflation protected debt securities typically have lower nominal yields than conventional fixed–rate debt securities.

The Fund may invest in:

  inflation protected debt securities issued by the U.S. Treasury and U.S. Government sponsored entities as well as inflation protected debt securities issued by corporations;
  inflation protected debt securities issued by foreign governments and corporations that are linked to a non–U.S. inflation rate;
  floating rate notes;
  adjustable rate mortgages;
  derivative instruments, such as options, futures contracts or swap agreements, or in mortgage– or asset–backed securities; and
  commodity–linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

The Fund may invest up to 15% of assets in high yield securities (“junk bonds”) but not in securities rated lower than CCC– or Caa3 by S&P or Moody’s or, if unrated, determined by PGI to be of comparable quality.

The Fund may invest up to 20% of its assets in securities denominated in foreign currencies. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PGI may, but is not required to, use derivative instruments (“derivatives”) for risk management purposes or as part of the Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivatives include options, futures, swaps, and forward currency agreements. The Fund may use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the Fund, to replace more traditional direct investments, or to obtain exposure to certain markets.

During the fiscal year ended October 31, 2007, the average ratings of the Fund’s assets, based on market value at each month–end, were as follows (all ratings are by Moody’s):

73.43% in securities rated Aaa	10.57% in securities rated Baa	0.01% in securities rated Caa
4.80% in securities rated Aa	3.33% in securities rated Ba	0.00% in securities rated Ca
5.94% in securities rated A	1.90% in securities rated B	0.02% in securities rated C

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

High Yield Securities Risk. Fixed–income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed–income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed–income securities. High yield securities are considered speculative by the major credit rating agencies.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund's investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed–income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk. Mortgage–backed and asset–backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds as of October 31, 2007.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund	Total

Inflation Protection Fund	12.91%	–%	–%	–%	–%	15.42%	28.33%

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed–income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed–income securities. Like other fixed–income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund’s securities do not affect interest income on securities already held by the fund but are reflected in the fund’s price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short–term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage–backed securities issued by government–sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

PGI has been the Fund’s Sub–Advisor since December 29, 2004.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q3 ‘	06	3.37%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘	06	–2.25%

The year–to–date return as of September 30, 2008 for Class R–3 is -9.06%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Life of Fund*

Class R–3	-7.12	-0.56
Lehman Brothers US Treasury TIPS Index	6.19	4.19
Morningstar Inflation–Protected Bond Category Average	4.06	2.99
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (December 29, 2004).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.40%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	0.98%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$100	$312	$542	$1,201

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Principal Global Investors, LLC (“PGI”) is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group. PGI manages equity, fixed–income, and real estate investments primarily for institutional investors, including Principal Life.  PGI’s headquarters address is 801 Grand Avenue, Des Moines, IA 50392. It has other primary asset management offices in New York, London, Sydney, and Singapore.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Bryan C. Davis, CFA. Mr. Davis is a senior trader/research analyst for Principal Global Investors. He is responsible for trading mortgage–backed securities and developing investment strategies related to mortgages and derivatives. Mr. Davis joined the firm in 1993 as a servicing valuation director for Principal Residential Mortgage. He then became the director of servicing hedging in 2002 before moving into his current position in 2004. Mr. Davis received a bachelor’s degree in finance from University of Iowa. He has earned the right to use the Chartered Financial Analyst designation and is a member of the CFA Institute.

Martin J. Schafer. Mr. Schafer is a portfolio manager for PGI. He specializes in short–term and long duration portfolios, as well as the Inflation Protection Fund and stable value mandates. He also has experience in managing mortgage–backed securities. Mr. Schafer joined the firm in 1977 and in the early 1980s he developed the firm’s secondary mortgage marketing operation. In 1984, he assumed portfolio management responsibility for its residential mortgage portfolio. He began managing mutual fund assets in 1985, institutional portfolios in 1992 and stable value portfolios in 2000. He has earned a Bachelor’s degree in Accounting and Finance from the University of Iowa.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 802-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

LARGECAP VALUE FUND II PROFILE

(formerly known as Partners LargeCap Value Fund II)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): American Century Investment Management, Inc. (“American Century”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital and willing to accept the risks of investing in common stocks but prefer investing in companies that appear to be considered undervalued relative to similar companies.

Main Strategies

The Fund invests primarily in common stocks and other equity securities of large capitalization companies. Equity securities include common stock, preferred stock, and equity–equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies with market capitalizations similar to companies in the Russell 1000 Index (as of December 31, 2007, this range was between approximately $0.5 billion and $527.8 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 25% of its assets in securities of foreign companies.

The Sub–Advisor, American Century, uses a value investment strategy that looks for companies that are temporarily out of favor in the market. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and their price has increased to, or is higher than, a level American Century believes more accurately reflects the fair value of the company. American Century may sell stocks from the Fund’s portfolio if it believes a stock no longer meets its valuation criteria. American Century does not attempt to time the market.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies’ stock prices or may be outside the companies’ historical ranges. American Century also may consider whether the companies’ securities have a favorable income–paying history and whether income payments are expected to continue or increase. Futures contracts, a type of derivative security, can help the Fund’s cash assets remain liquid while performing more like stocks. American Century has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments.

When American Century believes it is prudent, the Fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.

In the event of exceptional market or economic conditions, the Fund may as a temporary defensive measure, invest all or a substantial portion of its assets in cash, cash–equivalent securities, or short–term debt securities. To the extent the Fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed–income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed–income securities. Like other fixed–income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund’s securities do not affect interest income on securities already held by the fund but are reflected in the fund’s price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short–term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage–backed securities issued by government–sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

American Century has been the Fund’s Sub–Advisor since December 29, 2004.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	06	7.34%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘	07	–6.32%

The year–to–date return as of September 30, 2008 for Class R–3 is -20.96%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Life of Fund*

Class R–3	-25.96	-1.12
Russell 1000 Value Index	-23.56	1.57
Morningstar Large Value Category Average	-23.87	0.30
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results shown are measured from the date the Class R–3 was first sold (December 29, 2004).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	0.85%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.43%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$146	$452	$782	$1,713

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”) was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Brendan Healy, CFA. Mr. Healy, Vice President and Portfolio Manager, has been a member of the team that manages Large Cap Value since he joined American Century in April 2000 and has been a Portfolio Manager since February 2004. Before joining American Century, he spent six years with USAA Investment Management Company as an Equity Analyst. He has a Bachelor’s degree in Mechanical Engineering from the University of Arizona and an MBA from the University of Texas–Austin. He has earned the right to use the Chartered Financial Analyst designation.

Charles A. Ritter, CFA. Mr. Ritter, Vice President and Senior Portfolio Manager, has been a member of the team that manages Large Cap Value since July 1999. He joined American Century in December 1998. Before joining American Century, he spent 15 years with Federated Investors, most recently serving as a Vice President and Portfolio Manager for the company. He has a Bachelor’s degree in Mathematics and a Master’s degree in Economics from Carnegie Mellon University as well as an MBA from the University of Chicago. He has earned the right to use the Chartered Financial Analyst designation.

WE’LL GIVE YOU AN EDGESM

Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 833-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

MIDCAP GROWTH FUND II PROFILE

(formerly known as Partners MidCap Growth Fund II)

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Fund that is included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the prospectus and other information about the Fund at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Sub-Advisor(s): Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) and MacKay Shields LLC (“MacKay Shields”)

Objective: The Fund seeks long–term growth of capital.

Investor Profile: The Fund may be an appropriate investment for investors seeking long–term growth of capital willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Main Strategies and Risks

The Fund normally invests at least 80% of the Fund’s assets in securities of companies with medium market capitalizations (those with market capitalizations similar to the market capitalizations of companies in the Russell MidCap Growth Index). A company’s market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund’s investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in the Index changes with market conditions and the composition of the Index (as of December 31, 2007, this range was between approximately $0.6 billion and $42.1 billion for the Russell MidCap Growth Index).

Jacobs Levy selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return. Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single–factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

MacKay Shields invests in growth stocks by utilizing a bottom–up approach that combines time–tested fundamental multi– factor screens with hands–on fundamental research. MacKay Shields looks to capitalize on evolving growth trends while adhering to risk controls. As a result of its process, MacKay Shields seeks to invest primarily in companies with a history of increasing earnings and sales at a rate that is generally higher than that of average companies. MacKay Shields process leads to a diversified portfolio. The Fund may engage in the lending of portfolio securities and may invest in securities of foreign issuers. The Fund may also use various techniques, such as buying and selling exchange traded funds, to increase or decrease exposure to changing security prices or other factors that affect security value.

MacKay Shields maintains a flexible approach toward investing in various types of companies as well as multiple types of securities, including common stocks, preferred stocks, warrants and other equity securities, depending upon the economic environment and the relative attractiveness of the various securities markets. MacKay Shields may invest in any securities that, in its judgment, are ready for a rise in price, or are expected to undergo acceleration in growth of earnings. The latter could occur because of special factors, such as new management, new products, changes in consumer demand, and changes in the economy.

MacKay Shields may sell a stock if the stock’s earnings growth rate decelerates, if its valuation is deemed too high in relation to its growth rate or to its peer group or if, in general, MacKay Shields does not believe that the security will help the Fund meet its investment objective.

Principal determines the portion of the Fund’s assets to be managed by the Sub–Advisors and may, from time–to–time, reallocate Fund assets among the Sub–Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub–Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub–Advisors’ firm or investment professionals, or changes in the number of Sub–Advisors. Ordinarily, reallocations of fund assets among Sub–Advisors will generally occur as a Sub–Advisor liquidates assets in the normal course of portfolio management and with net new cash flows; however, at times existing Fund assets may be reallocated among Sub–Advisors.

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Among the principal risks of investing in the Fund are:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

Initial Public Offerings (“IPOs”) Risk. There are risks associated with the purchase of shares issued in IPOs by companies that have little operating history as public companies, as well as risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile and share prices of certain newly–public companies have fluctuated in significant amounts over short periods of time. A fund cannot guarantee continued access to IPO offerings and may at times dispose of IPO shares shortly after their acquisition.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  MidCap: A fund’s strategy of investing in mid cap stocks carries the risk that in certain markets mid cap stocks will underperform small cap or large cap stocks.

Mid Cap Stock Risk. Medium capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid–size companies may pose greater risk due to narrow product lines, limited financial resources, less depth in management, or a limited trading market for their securities.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Securities Lending. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Effective January 2, 2008, Jacobs Levy and MacKay Shields became the Fund’s Sub–Advisors.

Calendar Year Total Returns (%) as of 12/31 each year

Highest return for a quarter during the period of the bar chart above:	Q1 ‘	06	10.62%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘	06	–6.64%

The year–to–date return as of September 30, 2008 for Class R–3 is -28.71%

Average Annual Total Returns (%)
For the period ended September 30, 2008	Past 1 Year	Life of Fund*

Class R–3	-30.04	-3.31
Russell Midcap Growth Index	-24.65	1.95
Morningstar Mid–Cap Growth Category Average	-24.84	0.66
Index performance does not reflect deductions for fees, expenses or taxes.
* Lifetime results are measured from the date the Class R–3 was first sold (December 29, 2004).

Fees and Expenses of the Fund

The shares of the Fund are sold without a front–end sales charge and do not have a contingent deferred sales charge. There is no sales charge on shares of the Fund purchased with reinvested dividends or other distributions.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets) as of October 31, 2007

Management Fees	1.00%
12b–1 Fees	0.25
Other Expenses*	0.33

Total Annual Fund Operating Expenses(1)	1.58%
*Other Expenses which include:
Service Fee	0.17%
Administrative Service Fee	0.15

(1)	Expense information has been restated to reflect current fees. Certain other operating expenses of the Fund have increased effective February 29, 2008.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expenses shown below would not change, however, if you continued to hold all of your shares at the end of the periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

	Number of years you own your shares

	1	3	5	10

Class R–3	$161	$499	$860	$1,878

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR(S) AND DAY-TO-DAY MANAGEMENT

Principal has contracted with the Sub–Advisor(s) to provide investment advisory services to the Fund.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) provides investment advice based upon quantitative equity strategies. The firm focuses on detecting opportunities in the U.S. equity market and attempting to profit from them through engineered, risk–controlled portfolios. Based in Florham Park, New Jersey, Jacobs Levy is focused exclusively on the management of U.S. equity portfolios for institutional clients. Its address is 100 Campus Drive, Florham Park, NJ 07932–0650.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day–to–day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Bruce Jacobs, Ph.D. Dr. Jacobs serves as co–chief investment officer, portfolio manager, and co–director of research. Prior to co–founding Jacobs Levy in 1986, Dr. Jacobs was Senior Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. Dr. Jacobs earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania's Wharton School.

Ken Levy, CFA. Mr. Levy serves as co–chief investment officer, portfolio manager, and co–director of research. Prior to co–founding Jacobs Levy in 1986, Mr. Levy was Managing Director of a quantitative equity management affiliate of the Prudential Insurance Company of America. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. He has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: MacKay Shields LLC (“MacKay Shields”) was founded in 1938 as an economic consulting firm and became a registered investment advisor in April 1969. At that time, the firm began managing domestic equity accounts for U.S. tax–exempt clients. MacKay Shields has one office that is located at 9 West 57th Street, New York, NY 10019. All aspects of investment management and client service are conducted from this location.

The day–to–day portfolio management is shared by two portfolio managers. The portfolio managers operate as a team, sharing authority of one portfolio manager in relation to another.

Robert J. Centrella, CFA. Mr. Centrella is a Managing Director Portfolio Manager/Research Analyst Equity Division and joined MacKay Shields in 1996 as a Portfolio Manager/Research Analyst in the Equity Division. He received a BS in Accounting from the University of Scranton and an MBA in Finance from George Mason University. He has earned the right to use the Chartered Financial Analyst designation.

Edmund C. Spelman. Mr. Spelman Senior Managing Director and Head of the Growth Equity Division; he leads the MidCap Growth Fund II investment team. Mr. Spelman has worked for MacKay Shields since 1991. Mr. Spelman earned a BA and an MS from the University of Pennsylvania.

WE’LL GIVE YOU AN EDGESM Principal Life Insurance Company, Des Moines, Iowa 50392-0001. www.principal.com

PJ 840-31 | ©2008 Principal Financial Services, Inc. | 11/2008

Principal Funds, Inc. (formerly known as Principal Investors Fund, Inc.)

STRATEGIC ASSET MANAGEMENT PORTFOLIOS PROFILE

Class R–3 (formerly known as Advisors Preferred)

The date of this profile is November 7, 2008

This Profile summarizes key information about the Strategic Asset Management Portfolios that are included in the Fund’s prospectus. The Fund’s prospectus includes additional information about the Strategic Asset Management Portfolios, including a more detailed description of the risks associated with investing in these Portfolios that you may want to consider before you invest. You may obtain the prospectus and other information about the Portfolios at no cost by calling 1–800–547–7754. The prospectus is also available at www.principal.com. This profile is intended for use in connection with a defined contribution plan and is not intended for use by other investors.

Main Strategies for the Portfolios

In pursuing its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Underlying Funds described in this prospectus. The Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio’s investments in those market segments and their corresponding Underlying Funds. Edge may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective, Edge’s outlook for the economy and the financial markets, and the relative market valuations of the Underlying Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stock or bond index futures and options thereon and the following short–term instruments:

  short–term securities issued by the U.S. government, its agencies, instrumentalities, authorities, or political subdivisions;
  other short–term fixed–income securities rated A or higher by Moody’s Investors Services, Inc. (“Moody’s”), Fitch Ratings (“Fitch”), or Standard & Poor’s (“S&P”) or, if unrated, of comparable quality in the opinion of Edge;
  commercial paper, including master notes;
  bank obligations, including negotiable certificates of deposit, time deposits, and bankers’ acceptances; and
  repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations, or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody’s or the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime–1 by Moody’s or A–1 by S&P or equivalent ratings by Fitch; if no such ratings are available, the investment must be of comparable quality in the opinion of Edge. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with Edge’s current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio’s total assets. A Portfolio may also use futures contracts and options for bona fide hedging purposes. Futures contracts and options may also be used to reallocate the Portfolio’s assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index.

The principal investment strategies for each Portfolio are further described below in the description of each of the Portfolios, but there are some general principles Edge applies in making investment decisions. When making decisions about how to allocate a Portfolio’s assets, Edge will generally consider, among other things, the following factors:

Federal Reserve monetary policy	Government budget deficits	State and federal fiscal policies
Consumer debt	Tax policy	Trade pacts
Corporate profits	Demographic trends	Interest rate changes
Governmental elections	Mortgage demand	Business confidence
Employment trends	Business spending	Geopolitical risks
Consumer spending	Inflationary pressures	Wage and payroll trends
Currency flows	Housing trends	Investment flows
Commodity prices	GDP growth	Import prices
Yield spreads	Historical financial market returns	Factory capacity utilization
Stock market volume	Inventories	Market capitalization relative values
Capital goods expenditures	Investor psychology	Productivity growth
Historical asset class returns	Technology trends	Asset class correlations
Cyclical and secular economic trends	Risk/return characteristics	Business activity
Volatility analysis	Stock valuations	Performance attribution by allocation and sector
Consumer confidence

The discussion of each Portfolio’s and Underlying Fund’s principal investment strategies includes some of the principal risks of investing in such a portfolio or fund. You can find a more detailed description of these and other principal risks of an investment in each Portfolio or Underlying Fund under “Certain Investment Strategies and Related Risks.”

Additional information about the Fund’s investments is available in the Fund’s annual and semi–annual reports to shareholders. In the Fund’s annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year. You may obtain either or both of these reports at no cost by calling 1–800–547–7754.

Main Risks

There can be no assurance that any Portfolio will achieve its investment objective. The net asset value of each Portfolio’s shares is affected by changes in the value of the shares of the Underlying Funds it owns. Each Portfolio’s investments are invested in the Underlying Funds and, as a result, the Portfolio’s performance is directly related to their performance. A Portfolio’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives.

Each Portfolio’s broad diversification is designed to help cushion severe losses in any one investment sector and moderate the Portfolio’s overall price swings. However, the Portfolio’s share price will fluctuate as the prices of the Underlying Funds rise or fall with changing market conditions.

Each Portfolio is subject to the particular risks of the Underlying Funds in the proportions in which the Portfolio invests in them.

The greater the investment by each Portfolio in underlying funds that invest primarily in stocks, the greater the potential exposure to the following risks:

• Equity Securities Risk	• Growth Stock Risk	•	Value Stock Risk
• Derivatives Risk	• Market Segment (Large Cap) Risk	•	Exchange Rate Risk
• Active Trading Risk	• Underlying Fund Risk

The greater the investment by each Portfolio in Underlying Funds that invest primarily in bonds, or other forms of fixed–income securities, the greater the potential exposure to the following risks:

• Fixed–Income Risk	• Municipal Securities Risk	• Portfolio Duration Risk
• U.S. Government Securities Risk	• Prepayment Risk	• High Yield Securities Risk
• U.S. Government Sponsored	• Real Estate Securities Risk	• Eurodollar and Yankee
Securities Risk		Obligations Risk

The greater the investment by each Portfolio in Underlying Funds that invest in foreign investments, the greater the exposure to the following risks:

Each Portfolio is also subject to the following risks:

• Securities Lending Risk	• Payment in Kind Liquidity Risk	• Conflict of Interest Risk

Each of the Portfolios may also invest in U.S. government securities, fixed–income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options. Therefore, the Portfolios are subject to the risks associated with such investments including:

• Fixed–Income Securities Risk	• U.S. Government Securities Risk	•	Derivatives Risk

Risk Definitions:

Active Trading Risk. A fund that actively trades portfolio securities in an attempt to achieve its investment objective may have high portfolio turnover rates that may increase the fund’s brokerage costs, accelerate the realization of taxable gains, and adversely impact fund performance.

Conflict of Interest Risk. The officers, directors, Principal, Sub–Advisor, Distributors, and transfer agent of the Portfolios serve in the same capacities for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their responsibilities to the Portfolios and the Underlying Funds. Because Edge and its affiliated companies earn different fees from the Underlying Funds in which the Portfolios invest, there may be a conflict between the interests of the Portfolios and the economic interests of Edge and its affiliates.

Credit and Counterparty Risk. Each of the funds is subject to the risk that the issuer or guarantor of a fixed–income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Derivatives Risk. Derivatives are investments whose values depend on or are derived from other securities or indexes. A fund’s use of certain derivative instruments (such as options, futures, and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Equity Securities Risk. Equity securities include common, preferred, and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile, and the price of equity securities (and their equivalents) will fluctuate. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund invests decline or if overall market and economic conditions deteriorate.

Eurodollar and Yankee Obligations Risk. Eurodollar and Yankee obligations have risks similar to U.S. money market instruments, such as income risk and credit risk. Other risks of Eurodollar and Yankee obligations include the possibilities that a foreign government will not let U.S. dollar–denominated assets leave the country, the banks that issue Eurodollar obligations may not be subject to the same regulations as U.S. banks, and adverse political or economic developments will affect investments in a foreign country.

• Foreign Securities Risk	• Derivatives Risk	• Market Segment Risk
• Small Company Risk	• Exchange Rate Risk

Exchange Rate Risk. Because foreign securities are generally denominated in foreign currencies, the value of the net assets of a fund as measured in U.S. dollars will be affected by changes in exchange rates. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions. In addition, the funds’ foreign investments may be less liquid and their price more volatile than comparable investments in U.S. securities. Settlement periods may be longer for foreign securities and portfolio liquidity may be affected.

Fixed–Income Securities Risk. Fixed–income securities are generally subject to two principal types of risks: interest rate risk and credit quality risk.

Interest Rate Risk. Fixed–income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed–income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed–income securities generally can be expected to decline.

Credit Quality Risk. Fixed–income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Bonds held by a fund may be affected by unfavorable political, economic, or government developments that could affect the repayment of principal or the payment of interest.

Foreign Securities Risk. Foreign securities carry risks that are not generally found in securities of U.S. companies. These risks include the loss of value as a result of political instability and financial and economic events in foreign countries. In addition, nationalization, expropriation or confiscatory taxation, and foreign exchange restrictions could adversely affect a fund’s investments in a foreign country. Foreign securities may be subject to less stringent reporting, accounting, and disclosure standards than are required of U.S. companies, and foreign countries may also have problems associated with and causing delays in the settlement of sales.

Growth Stock Risk. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non–growth stocks. A fund’s strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

High Yield Securities Risk. Fixed–income securities that are not investment grade are commonly referred to as high yield securities or “junk bonds.” While these securities generally provide greater income potential than investments in higher rated fixed–income securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt. High yield securities generally involve greater price volatility and may be less liquid than higher rated fixed–income securities. High yield securities are considered speculative by the major credit rating agencies.

Liquidity Risk. A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Management Risk. Each of the funds is actively managed by its investment advisor or sub–advisor(s). The performance of a fund that is actively managed will reflect in part the ability of the advisor or sub–advisor(s) to make investment decisions that are suited to achieving the fund’s investment objective. If the advisor’s or sub–advisor(s)’ strategies do not perform as expected, a fund could underperform other mutual funds with similar investment objectives or lose money.

Market Risk. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. It is possible to lose money when investing in the fund.

Market Segment Risk. Funds are subject to the risk that their principal market segment, such as large capitalization, mid capitalization, or small capitalization stocks, or growth or value stocks, may underperform compared to other market segments or to the equity markets as a whole. Thus:

  LargeCap: A fund’s strategy of investing in large cap stocks carries the risk that in certain markets large cap stocks will underperform small cap or mid cap stocks.

Municipal Securities Risk. Principal and interest payments of municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. If the source does not perform as expected, principal and income payments may not be made on time or at all. In addition, the market for municipal securities is often thin and may be temporarily affected by large purchases and sales, including those of funds investing in such securities. Funds that invest in municipal securities are also subject to the risk that some or all of the interest they receive from such securities might become taxable by law or determined by the Internal Revenue Service (or the relevant state’s tax authority) to be taxable, in which event the value of such funds’ investments would likely decline.

Payment In Kind Liquidity Risk. Under certain circumstances, an Underlying Fund may determine to pay a redemption request by a Portfolio wholly or partly by a distribution–in–kind of securities from its portfolio, instead of cash. In such cases, the Portfolios may hold portfolio securities until Edge determines that it is appropriate to dispose of such securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed–income security that is used to determine the sensitivity of a security’s price to changes in interest rates. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Prepayment Risk. Mortgage–backed and asset–backed securities are subject to prepayment risk. When interest rates decline, significant unscheduled payments may result. These prepayments must then be reinvested at lower rates. Prepayments may also shorten the effective maturities of these securities, especially during periods of declining interest rates. On the other hand, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to the risk of decline in market value in response to rising interest rates. This may increase the volatility of a fund.

Real Estate Securities Risk. Real estate investment trusts (“REITs”) or other real estate–related securities are subject to the risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in property taxes and operating expenses, changes in zoning laws, changes in interest rates, and liabilities resulting from environmental problems. Equity and mortgage REITs are dependent on management skills and generally are not diversified. Equity REITs are affected by the changes in the value of the properties owned by the trust. Mortgage REITs are affected by the quality of the credit extended. Both equity and mortgage REITs:

  may not be diversified with regard to the types of tenants (thus subject to business developments of the tenant(s));
  may not be diversified with regard to the geographic locations of the properties (thus subject to regional economic developments);
  are subject to cash flow dependency and defaults by borrowers; and
  could fail to qualify for tax–free pass–through of income under the Internal Revenue Code.

REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Securities Lending Risk. The principal risk of securities lending is that the financial institution that borrows securities from the Fund could go bankrupt or otherwise default on its commitment under the securities lending agreement and the Fund might not be able to recover the loaned securities or their value.

Small Company Risk. Investments in companies with smaller capitalizations may involve greater risk and price volatility than investments in larger, more mature companies. Smaller companies may be developing or marketing new products or services for which markets are not yet established and may never become established. While small, unseasoned companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

Underlying Fund Risk. The Principal LifeTime Funds and the Strategic Asset Management (“SAM”) Portfolios operate as funds of funds and invest principally in Underlying Funds. From time to time, an underlying fund may experience relatively large investments or redemptions by a fund of funds due to the reallocation or rebalancing of its assets. These transactions may have adverse effects on underlying fund performance to the extent an underlying fund is required to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so. This may be particularly important when a fund of funds owns a significant portion of an underlying fund. These transactions may also accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

Principal Management Corporation is the advisor to the Principal LifeTime Funds, SAM Portfolios, and each of the Underlying Funds. Principal Global Investors, LLC (“PGI”) is Sub–Advisor to the Principal LifeTime Funds and Edge Asset Management, Inc. (“Edge”) is the Sub–Advisor to the SAM Portfolios. Either PGI or Edge also serve as Sub–Advisor to some or all of the Underlying Funds. Principal, PGI, and Edge are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

The following table shows the percentage of the outstanding shares of the Underlying Funds owned by the SAM Portfolios as of October 31, 2007.

	STRATEGIC ASSET MANAGEMENT PORTFOLIOS
		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Total

Disciplined LargeCap Blend Fund	13.70%	1.25%	14.46%	1.18%	10.21%	40.80%
Diversified International Fund	14.89	1.35	15.71	–	11.09	43.04
Equity Income Fund	14.97	1.37	15.82	0.94	10.62	43.72
High Yield Fund	12.80	2.21	5.92	3.10	5.68	29.71
Income Fund	40.61	9.46	13.85	16.31	–	80.23
International Emerging Markets Fund	7.20	0.64	7.66	–	5.31	20.81
LargeCap Growth Fund	21.00	1.88	21.67	1.52	15.03	61.10
MidCap Stock Fund	20.31	1.96	23.24	2.10	17.60	65.21
Money Market Fund	0.98	0.00	0.01	–	0.00	0.99
Mortgage Securities Fund	47.92	9.96	16.36	14.60	–	88.84
Real Estate Securities Fund	7.00	0.68	7.42	0.58	5.21	20.89
Short Term Income Fund	19.75	16.62	–	43.80	–	80.17
SmallCap Growth Fund	19.79	1.70	22.09	1.77	14.95	60.30
SmallCap Value Fund	13.16	1.22	14.13	1.28	9.82	39.61
West Coast Equity Fund	12.81	1.18	13.58	0.56	10.11	38.24

U.S. Government Securities Risk. U.S. government securities do not involve the degree of credit risk associated with investments in lower quality fixed–income securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from many other fixed–income securities. Like other fixed–income securities, the values of U.S. government securities change as interest rates fluctuate. Fluctuations in the value of a fund’s securities do not affect interest income on securities already held by the fund but are reflected in the fund’s price per share. Since the magnitude of these fluctuations generally is greater at times when a fund’s average maturity is longer, under certain market conditions a fund may invest in short–term investments yielding lower current income rather than investing in higher yielding longer term securities.

U.S. Government Sponsored Securities Risk. A fund may invest in debt and mortgage–backed securities issued by government–sponsored enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks. Although the issuing agency, instrumentality, or corporation may be chartered or sponsored by the U.S. government, its securities are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. A fund’s investments in value stocks carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced. A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Edge has provided investment advice to each SAM Portfolio since the inception of the Portfolios.

As of October 31, 2007, the Portfolios’ assets were allocated among the Underlying Funds as follows:

			Conservative	Conservative	Flexible	Strategic
		Balanced	Balanced	Growth	Income	Growth
Underlying Fund		Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Disciplined LargeCap Blend Fund		10.91%	7.47%	13.87%	5.83%	15.52%
Diversified International Fund		7.90	5.37	10.05	–	11.24
Equity Income Fund		13.96	9.60	17.77	5.45	18.91
High Yield Fund		4.40	5.68	2.45	6.63	3.73
Income Fund		9.79	17.09	4.02	24.44	–
International Emerging Markets Fund		2.19	1.47	2.81	–	3.09
LargeCap Growth Fund		18.78	12.59	23.35	8.45	25.64
MidCap Stock Fund		3.53	2.55	4.87	2.26	5.84
Money Market Fund		0.50	–	–	–	–
Mortgage Securities Fund		16.26	25.33	6.69	30.78	–
Real Estate Securities Fund		2.31	1.69	2.95	1.19	3.28
Short–Term Income Fund		0.84	5.28	–	11.53	–
SmallCap Growth Fund		1.93	1.24	2.59	1.07	2.78
SmallCap Value Fund		1.64	1.14	2.12	0.99	2.34
West Coast Equity Fund		5.06	3.50	6.46	1.38	7.63

	Total	100.00%	100.00%	100.00%	100.00%	100.00%

Historical Performance

A bar chart and table showing the historical investment performance of each SAM Portfolio are provided with the description of each Portfolio. The bar chart for each Portfolio shows how the Portfolio’s total return has varied year–by–year, and the table for the Portfolio shows the performance of its shares over time (along with the returns of a broad–based market index and an index of funds with similar investment objectives for reference). This information may help provide an indication of the risks of investing in the Portfolio. A Portfolio’s past performance is not necessarily an indication of how the Portfolio will perform in the future. Each Portfolio’s investment return is net of the operating expenses of each of the Underlying Funds.

FLEXIBLE INCOME PORTFOLIO

Objective:

The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

Principal Investment Strategies

The Portfolio operates as a fund of funds and invests principally in underlying funds.

The Portfolio:

  may invest up to 40% of its assets in any single fixed–income fund as well as cash equivalents generally invests no more than 30% of its net assets in equity funds may invest up to 30% of its assets in any single equity fund.

The Portfolio may also invest in U.S. government securities, fixed–income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

Calendar Year Total Returns (%) as of 12/31 each year (1)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	6.13%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–2.01%

The year–to–date return as of September 30, 2008 for Class R–3 is -7.96% .

Average Annual Total Returns (%) (1)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Past 10 Years

Class R–3	-7.21	3.17	4.84
Lehman Brothers Aggregate Bond Index (2)	3.65	3.78	5.20
Standard & Poor’s 500 Index (2)	-21.98	5.17	3.06
20% S&P 500 Index and 80% Lehman Brothers Aggregated Bond Index(2)	-1.44	4.29	5.06
Morningstar Conservative Allocation Category Average	-10.32	2.97	3.49

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Portfolio’s performance, see “Risk/Return Summary – Investment Results.”

CONSERVATIVE BALANCED PORTFOLIO

Objective:

The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Principal Investment Strategies

The Portfolio operates as a fund of funds and invests principally in underlying funds.

The Portfolio:

  invests between 40% and 80% of its net assets in a combination of fixed–income funds and cash equivalents and between 20% and 60% of its net assets in equity funds may invest up to 40% of its assets in any single fixed–income fund as well as cash equivalents may invest up to 30% of its assets in any single equity fund.

The Portfolio may also invest in U.S. government securities, fixed–income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

Calendar Year Total Returns (%) as of 12/31 each year (1)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘	03	8.00%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–4.84%

The year–to–date return as of September 30, 2008 for Class R–3 is -10.24% .

Average Annual Total Returns (%) (1)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Past 10 Years

Class R–3	-9.94	4.21	3.62
Lehman Brothers Aggregate Bond Index (2)	3.65	3.78	5.20
Standard & Poor’s 500 Index (2)	-21.98	5.17	3.06
40% S&P 500 Index and 60% Lehman Brothers Aggregated Bond Index(2)	-6.57	4.68	4.79
Morningstar Conservative Allocation Category Average	-10.32	2.97	3.49

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Portfolio’s performance, see “Risk/Return Summary – Investment Results.”

BALANCED PORTFOLIO

Objective:

The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Principal Investment Strategies

The Portfolio operates as a fund of funds and invests principally in underlying funds.

The Portfolio:

  invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed– income funds and cash equivalents may invest up to 30% of its assets in any single equity fund may invest up to 40% of its assets in any single fixed–income fund as well as cash equivalents.

The Portfolio may also invest in U.S. government securities, fixed–income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

Calendar Year Total Returns (%) as of 12/31 each year (1)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	99	15.44%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	02	–8.79%

The year–to–date return as of September 30, 2008 for Class R–3 is -14.09% .

Average Annual Total Returns (%) (1)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Past 10 Years

Class R–3	-14.39	4.92	6.45
Lehman Brothers Aggregate Bond Index (2)	3.65	3.78	5.20
Standard & Poor’s 500 Index (2)	-21.98	5.17	3.06
60% S&P 500 Index and 40% Lehman Brothers Aggregated Bond Index(2)	-11.73	4.96	4.36
Morningstar Moderate Allocation Category Average	-16.40	4.36	4.04

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Portfolio’s performance, see “Risk/Return Summary – Investment Results.”

CONSERVATIVE GROWTH PORTFOLIO

Objective:

The Portfolio seeks to provide long–term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Principal Investment Strategies

The Portfolio operates as a fund of funds and invests principally in underlying funds.

The Portfolio:

  generally invests at least 60% of its net assets in equity funds may invest up to 40% of its assets in any single equity fund may invest up to 30% of its assets in any single fixed–income fund as well as cash equivalents.

The Portfolio may also invest in U.S. government securities, fixed–income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

Calendar Year Total Returns (%) as of 12/31 each year (1)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	99	22.16%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	01 and Q3 ‘02 –12.69%
The year–to–date return as of September 30, 2008 for Class R–3 is -17.60%.

Average Annual Total Returns (%) (1)
For the period ended September 30, 2008	Past 1 Year		Past 5 Years	Past 10 Years

Class R–3		-18.54	5.45	7.01
Lehman Brothers Aggregate Bond Index (2)		3.65	3.78	5.20
Standard & Poor’s 500 Index (2)		-21.98	5.17	3.06
80% S&P 500 Index and 20% Lehman Brothers Aggregated Bond Index(2)		-16.88	5.12	3.78
Morningstar Moderate Allocation Category Average		-16.40	4.36	4.04

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Portfolio’s performance, see “Risk/Return Summary – Investment Results.”

STRATEGIC GROWTH PORTFOLIO

Objective:

The Portfolio seeks to provide long–term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Principal Investment Strategies

The Portfolio operates as a fund of funds and invests principally in underlying funds.

The Portfolio:

  generally invests at least 75% of its net assets in equity funds may invest up to 50% of its assets in any single equity fund may invest up to 25% of its assets in any single fixed–income fund as well as cash equivalents.

The Portfolio may also invest in U.S. government securities, fixed–income securities rated A or higher, commercial paper (including master notes), bank obligations, repurchase agreements, and strategic transactions (derivatives) such as futures contracts and options.

Calendar Year Total Returns (%) as of 12/31 each year (1)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘	99	25.23%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘	01	–16.73%

The year–to–date return as of September 30, 2008 for Class R–3 is -19.73% .

Average Annual Total Returns (%) (1)
For the period ended September 30, 2008	Past 1 Year	Past 5 Years	Past 10 Years

Class R–3	-20.99	5.80	6.72
Lehman Brothers Aggregate Bond Index (2)	3.65	3.78	5.20
Standard & Poor’s 500 Index (2)	-21.98	5.17	3.06
Russell 3000 Index(2)	-21.52	5.70	3.80
Morningstar Large Blend Category Average	-22.45	4.84	3.61

(1)	The Portfolio commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund’s Class A shares adjusted to reflect the fees and expenses of these classes.

The adjustments result in performance (for periods prior to the date these classes began operations) that is no higher than the historical performance of Class A shares. The predecessor fund commenced operations on July 25, 1996. The Portfolio’s performance between 1996 and 1999 benefited from the agreement of the Portfolio’s previous adviser and its affiliates to limit the Portfolio’s expenses.

(2)	Index performance does not reflect deductions for fees, expenses or taxes.

For further information about the Portfolio’s performance, see “Risk/Return Summary – Investment Results.”

Fees and Expenses of the Portfolios

The following table shows the operating expenses (expressed as a percentage of average daily net assets) incurred by the Class R–3 shares of the Strategic Asset Management Portfolios during the fiscal year ended October 31, 2007. The table also shows the estimated amount of expenses (expressed as a percentage of average daily net assets) indirectly incurred by the Strategic Asset Management Portfolios through their investments in the underlying funds based on expenses of the underlying funds for the fiscal year ended October 31, 2007.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets) as a Percentage of Average Daily Net Assets

Class R–3 Shares

	Flexible	Conservative		Conservative	Strategic
	Income	Balanced	Balanced	Growth	Growth
For the year ended October 31, 2007	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Management Fees	0.31%	0.31%	0.31%	0.31%	0.31%
12b–1 Fees	0.25	0.25	0.25	0.25	0.25
Other Expenses	0.32	0.32	0.32	0.32	0.32

Total Gross Operating Fees and Expenses	0.88%	0.88%	0.88%	0.88%	0.88%
Acquired Fund (Underlying Fund) Operating Expenses	0.53	0.57	0.60	0.63	0.65

Total Annual Fund Operating Expenses	1.41%	1.45%	1.48%	1.51%	1.53%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether you redeem or continue to hold the shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although our actual costs may be higher or lower, based on these assumptions your costs would be:

	Class R–3 Shares

	Number of years you own your shares

	1	3	5	10

Flexible Income Portfolio	$144	$446	$771	$1,691
Conservative Balanced Portfolio	148	459	792	1,735
Balanced Portfolio	151	468	808	1,768
Conservative Growth Portfolio	154	477	824	1,802
Strategic Growth Portfolio	156	483	834	1,824

© 2008 Morningstar, Inc. All Rights Reserved. Part of the mutual fund data contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

MANAGER

Principal Management Corporation (“Principal”) serves as the Manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and provides certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

SUB–ADVISOR AND DAY–TO–DAY MANAGEMENT

Principal has contracted with the Sub–Advisor to provide investment advisory services to the Fund.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”) is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944. Its address is 601 Union Street, Suite 2200, Seattle, WA 98101–1377.

The day–to–day portfolio management is shared by two or more portfolio managers. The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Michael D. Meighan, CFA. Mr. Meighan, Portfolio Manager–Asset Allocation of Edge, was responsible for co–managing the predecessor SAM Portfolios with Mr. Yoakum (see below) beginning March 2003. Mr. Meighan joined Edge in 1999. Between 1993 and 1999, he was employed with Mr. Yoakum at D.A. Davidson & Co. as a Portfolio Manager and Senior Analyst for its asset allocation product. He has earned the right to use the Chartered Financial Analyst designation.

Randall L. Yoakum, CFA. Mr. Yoakum, Chief Investment Strategist and Head of Asset Allocation of Edge, led a team of investment professionals in managing the predecessor SAM Portfolios beginning January 1999. Between 1997 and 1999, Mr. Yoakum was Chief Investment Officer for D.A. Davidson & Co. Between 1994 and 1997, Mr. Yoakum was the Senior Vice President and Managing Director of Portfolio Management for Boatmen's Trust Company, and, prior to that, Mr. Yoakum was Senior Vice President and Chief Equity Officer for Composite Research & Management Co. (the predecessor to WM Advisors) for eight years. He has earned the right to use the Chartered Financial Analyst designation.

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PJ 1019-31 | ©2008 Principal Financial Services, Inc. | 11/2008